UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-6453

Fidelity Court Street Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2016

Item 1.

Reports to Stockholders

Fidelity® New Jersey Municipal Income Fund Fidelity® New Jersey Municipal Money Market Fund Annual Report November 30, 2016

Contents

Performance
Management's Discussion of Fund Performance
Fidelity® New Jersey Municipal Income Fund
Investment Summary
Investments
Financial Statements
Fidelity® New Jersey Municipal Money Market Fund
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® New Jersey Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended November 30, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity® New Jersey Municipal Income Fund	1.08%	3.20%	3.69%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® New Jersey Municipal Income Fund on November 30, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$14,362	Fidelity® New Jersey Municipal Income Fund
$14,929	Bloomberg Barclays Municipal Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity® New Jersey Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending November 30, 2016, tax-exempt bond performance was modestly negative. The Bloomberg Barclays Municipal Bond Index returned -0.22% for the period. The downward trend began in September and steepened in November, the worst month for the muni market since September 2008. The U.S. presidential election negatively impacted market performance, as investors became concerned about President-elect Donald Trump’s expansionary fiscal policy ambitions, inflation and the potential for tax reform to impair tax-exempt bond valuations. Further, some theorized that changes to or repeal of the Affordable Care Act by the incoming administration and a Republican-controlled Congress may affect the prices of muni bonds issued by hospitals. At period end, concerns about unfunded pension liabilities generally are compartmentalized to certain issuers. Looking ahead, we think the U.S. Federal Reserve is likely to raise policy interest rates in December and signal for more rate hikes in 2017.

Comments from Co-Portfolio Manager Kevin Ramundo:  For the year, the fund gained 1.08%, performing roughly in line, net of fees, with the 1.12% return of the Bloomberg Barclays New Jersey Enhanced Modified Municipal Bond Index. Despite substantial interest rate volatility, the portfolio managers continued to focus on long-term objectives by seeking to generate attractive tax-exempt income and competitive risk-adjusted returns over time. Relative performance was helped by the advance refunding of some of our holdings, particularly New Jersey State Education Authority bonds. Such refinancings usually result in price gains for bondholders: The bond’s maturities shorten and their credit quality rises, because they are backed by high-quality U.S. government securities. The fund also benefited from our larger-than-index stake in health care bonds, a sector that outpaced the New Jersey market as a whole for the year. The fund’s performance against the benchmark index was also positively impacted by Bloomberg’s decision to change the pricing source for the benchmark index. The fund’s yield curve positioning was the predominant detractor. The front end of the yield curve (bonds 10 years or shorter) underperformed the most during the reporting period. This was due to the fear of rising rates and the surprising results of the U.S. national election. The fund was bulleted, meaning overweighted the 10-year part of the curve.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On May 2, 2016, Cormac Cullen, Kevin Ramundo and Mark Sommer became co-managers of the fund, succeeding Lead Portfolio Manager Jamie Pagliocco.

Fidelity® New Jersey Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of November 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.5	36.0
Health Care	19.3	18.9
Transportation	16.4	15.5
Education	11.3	10.9
Escrowed/Pre-Refunded	8.9	8.8

Quality Diversification (% of fund's net assets)

As of November 30, 2016
AA,A	81.1%
BBB	14.0%
Not Rated	1.7%
Short-Term Investments and Net Other Assets	3.2%

As of May 31, 2016
AAA	2.0%
AA,A	82.6%
BBB	10.9%
Not Rated	1.4%
Short-Term Investments and Net Other Assets	3.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® New Jersey Municipal Income Fund

Investments November 30, 2016

Showing Percentage of Net Assets

Municipal Bonds - 95.5%
	Principal Amount	Value
Delaware, New Jersey - 0.8%
Delaware River & Bay Auth. Rev.:
Series 2014 A, 5% 1/1/44	$3,000,000	$3,279,690
Series 2014 B, 5% 1/1/23	700,000	799,708

TOTAL DELAWARE, NEW JERSEY		4,079,398

Guam - 0.7%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A, 5% 12/1/29	900,000	1,014,777
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	1,000,000	1,139,510
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	1,500,000	1,700,940

TOTAL GUAM		3,855,227

New Jersey - 87.0%
Bayonne Gen. Oblig.:
Series 2016:
5% 7/1/35 (Build America Mutual Assurance Insured)	1,000,000	1,093,000
5% 7/1/39 (Build America Mutual Assurance Insured)	1,000,000	1,084,650
5.5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	5,000,000	5,493,400
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/26	1,000,000	1,118,220
5% 2/15/27	1,000,000	1,110,060
5% 2/15/28	1,000,000	1,103,990
5% 2/15/29	1,000,000	1,096,820
Camden County Impt. Auth. Rev. (County Cap. Prog.) Series 2016, 5% 1/15/32	3,000,000	3,411,060
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,538,258
Cumberland County Impt. Auth. (Technical High School Proj.) Series 2014:
5% 9/1/21 (FSA Insured)	530,000	597,946
5% 9/1/23 (FSA Insured)	600,000	695,700
5% 9/1/24 (FSA Insured)	1,640,000	1,917,996
5% 9/1/25 (FSA Insured)	1,375,000	1,607,031
5% 9/1/26 (FSA Insured)	2,480,000	2,873,973
5% 9/1/39 (FSA Insured)	4,000,000	4,417,760
East Brunswick Township Board of Ed.:
5% 11/1/22	1,000,000	1,156,050
5% 11/1/23	1,000,000	1,159,410
East Windsor Reg'l. School District:
5% 3/1/20	1,045,000	1,149,030
5% 3/1/21	1,000,000	1,119,150
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,077,660
Garden State Preservation Trust Open Space & Farmland Preservation Series 2012 A, 5% 11/1/22	6,600,000	7,301,844
Monroe Township Board of Ed. Series 2012:
5% 8/1/26	3,220,000	3,659,369
5% 8/1/28	4,000,000	4,541,240
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	20,000	22,498
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,644,721
5% 9/1/26	600,000	675,774
5% 9/1/27	440,000	494,318
New Jersey Econ. Dev. Auth. Rev.:
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (a)	1,500,000	1,600,155
5.375% 1/1/43 (a)	2,000,000	2,132,360
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,473,750
Series 2011 EE, 5% 9/1/17 (Escrowed to Maturity)	200,000	205,752
Series 2011 GG, 5% 9/1/17 (Escrowed to Maturity)	250,000	257,190
Series 2012 II, 5% 3/1/26	5,000,000	5,224,300
Series 2012, 5% 6/15/20	5,000,000	5,351,400
Series 2013 NN, 5% 3/1/27	20,000,000	20,790,998
Series 2013:
5% 3/1/23	4,800,000	5,065,152
5% 3/1/25	700,000	729,239
Series 2015 WW, 5.25% 6/15/40	2,000,000	2,065,180
Series 2015 XX:
4.25% 6/15/26	3,000,000	2,944,650
5.25% 6/15/27	3,000,000	3,234,930
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	1,905,000	2,084,413
6% 12/15/34 (Pre-Refunded to 12/15/34 @ 100)	40,000	42,669
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (a)	5,000,000	5,373,700
New Jersey Edl. Facilities Auth. Rev.:
(New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,169,100
(Princeton Theological Seminary Proj.) Series 2009 B:
4% 7/1/22	1,000,000	1,058,160
5% 7/1/17	490,000	501,407
5% 7/1/18	250,000	264,710
5% 7/1/19	200,000	218,180
Series 2012 A:
5% 7/1/18	1,000,000	1,055,780
5% 7/1/19	1,040,000	1,119,186
Series 2012 B:
5% 7/1/37	750,000	802,178
5% 7/1/42	1,100,000	1,163,998
New Jersey Edl. Facility:
(College of New Jersey Proj.) Series 2016 F 5% 7/1/29	670,000	754,031
Series 2007:
5.5% 7/1/18	265,000	271,864
5.5% 7/1/18	4,125,000	4,385,040
Series 2008:
5% 7/1/19 (Assured Guaranty Corp. Insured)	195,000	204,970
5% 7/1/19 (Pre-Refunded to 7/1/18 @ 100)	2,375,000	2,512,061
Series 2015 B:
3.625% 7/1/30 (FSA Insured)	510,000	496,893
5% 7/1/29	2,770,000	3,097,109
5% 7/1/31	3,000,000	3,312,000
Series 2016 A:
5% 7/1/27	2,875,000	3,125,528
5% 7/1/32	1,000,000	1,056,030
5% 7/1/33	3,000,000	3,156,060
5% 7/1/41	2,425,000	2,510,748
Series 2016 E:
5% 7/1/32 (Build America Mutual Assurance Insured)	3,335,000	3,744,605
5% 7/1/33 (Build America Mutual Assurance Insured)	1,000,000	1,118,500
5% 7/1/34 (Build America Mutual Assurance Insured)	1,000,000	1,114,200
5% 7/1/35 (Pre-Refunded to 7/1/18 @ 100)	965,000	1,020,690
5% 7/1/35 (Pre-Refunded to 7/1/18 @ 100)	3,035,000	3,210,150
New Jersey Gen. Oblig. 5% 6/1/25	3,340,000	3,791,768
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17 (Escrowed to Maturity)	1,000,000	1,022,760
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,765,000	4,155,129
(Greystone Park Psychiatric Hosp. Proj.) Series 2013 B, 5% 9/15/24	8,000,000	8,558,560
(Hackensack Univ. Med. Ctr. Proj.):
Series 2010 B, 5% 1/1/22	1,725,000	1,859,171
Series 2010, 5% 1/1/34	2,000,000	2,112,300
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2010, 5% 7/1/31 (Pre-Refunded to 1/1/20 @ 100)	5,000,000	5,498,100
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	6,000,000	6,146,820
Series 2008:
5.25% 10/1/38	4,635,000	4,791,663
5.25% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	1,330,000	1,423,778
6.625% 7/1/38 (Pre-Refunded to 7/1/18 @ 100)	10,745,000	11,635,975
Series 2009 A, 5.75% 10/1/31	4,000,000	4,275,200
Series 2011:
5% 7/1/19	1,500,000	1,622,865
5% 7/1/23	2,500,000	2,839,875
5% 7/1/24	2,000,000	2,259,640
5% 7/1/25	2,265,000	2,541,511
Series 2012 A:
5% 7/1/18	795,000	839,981
5% 7/1/22	1,400,000	1,593,466
5% 7/1/23	1,000,000	1,129,270
5% 7/1/24	2,000,000	2,236,460
5% 7/1/25	1,000,000	1,109,490
Series 2012 II, 5% 7/1/42	1,000,000	1,047,440
Series 2012, 5% 7/1/21	2,325,000	2,585,237
Series 2013 A:
5% 7/1/28	1,080,000	1,193,702
5% 7/1/32	1,600,000	1,732,944
5.25% 7/1/28	3,250,000	3,629,763
Series 2013:
5% 7/1/24	1,250,000	1,424,450
5% 7/1/26	1,335,000	1,493,157
5.25% 7/1/31	4,000,000	4,307,880
5.5% 7/1/43	3,000,000	3,294,060
Series 2014 A:
4% 7/1/45	1,300,000	1,215,864
5% 7/1/30	700,000	768,320
5% 7/1/31	455,000	496,878
5% 7/1/32	1,000,000	1,090,660
5% 7/1/44	3,525,000	3,805,802
5% 7/1/45	2,225,000	2,387,692
Series 2016 A:
5% 7/1/26 (b)	1,565,000	1,715,271
5% 7/1/27 (b)	1,685,000	1,838,537
5% 7/1/28	1,000,000	1,150,940
5% 7/1/28 (b)	1,000,000	1,083,820
5% 7/1/29	3,660,000	4,173,498
5% 7/1/29 (b)	1,000,000	1,076,580
5% 7/1/30	1,200,000	1,357,824
5% 7/1/30 (b)	1,000,000	1,071,790
5% 7/1/31	5,100,000	5,708,736
5% 7/1/31	10,000,000	10,955,100
5% 7/1/33	1,000,000	1,109,920
5% 7/1/39	5,390,000	5,810,582
Series 2016:
5% 7/1/27	1,500,000	1,723,905
5% 7/1/29	1,050,000	1,185,555
5% 7/1/30	605,000	678,725
5% 7/1/31	400,000	446,592
5% 3/1/20	1,040,000	1,046,344
5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	990,000	999,692
5% 3/1/21	1,370,000	1,377,891
5% 3/1/21 (Pre-Refunded to 3/1/17 @ 100)	1,310,000	1,322,825
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/17	2,500,000	2,589,575
Series 2013:
4% 12/1/20 (a)	2,500,000	2,601,925
5% 12/1/21 (a)	2,100,000	2,275,035
5% 12/1/22 (a)	2,250,000	2,448,653
New Jersey Institute of Technology Series 2012 A:
5% 7/1/32	1,250,000	1,398,475
5% 7/1/42	5,000,000	5,490,700
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 5.25% 1/1/40	10,600,000	11,198,158
Series 2012 B, 5% 1/1/24	2,650,000	3,024,260
Series 2013 A, 5% 1/1/38	8,000,000	8,720,880
Series 2014 A, 5% 1/1/32	5,000,000	5,597,300
Series 2014 C, 5% 1/1/23	3,000,000	3,427,320
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	2,825,000	3,128,292
Series 2005 B:
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,307,100
5.5% 12/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,235,000	16,815,784
Series 2006 A, 5.5% 12/15/22	8,875,000	9,735,964
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	6,368,900
0% 12/15/34	4,000,000	1,650,120
Series 2008 A:
0% 12/15/36	25,000,000	8,769,000
5.5% 12/15/38 (Assured Guaranty Corp. Insured)	1,710,000	1,807,316
Series 2009 A:
0% 12/15/36	1,915,000	669,082
0% 12/15/38	13,900,000	4,288,845
Series 2010 A, 0% 12/15/30	14,750,000	7,357,595
Series 2010 A3, 0% 12/15/34	10,775,000	4,196,324
Series 2011 A, 5.25% 6/15/25	6,000,000	6,456,900
Series 2011 B:
5.25% 6/15/25	3,185,000	3,427,538
5.25% 6/15/26	2,000,000	2,147,960
Series 2016 A, 5% 6/15/30	5,000,000	5,195,850
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	5,100,000	5,515,242
Newark City Hsg. Auth. City-Secured Police Facility Rev. (Southward Police Proj.) Series 2009 A, 6.75% 12/1/38 (Pre-Refunded to 12/1/19 @ 100)	1,000,000	1,150,670
Newark Gen. Oblig. Series 2013 A:
5% 7/15/17	2,000,000	2,044,380
5% 7/15/18	3,130,000	3,265,873
Newark Port Auth. Hsg. Auth. Rev. (Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,399,950
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Escrowed to Maturity)	2,000,000	1,647,340
Rutgers State Univ. Rev.:
Series 2009 F, 5% 5/1/30 (Pre-Refunded to 5/1/19 @ 100)	1,500,000	1,623,570
Series 2010 I, 5% 5/1/29	1,110,000	1,206,848
Series 2013 L, 5% 5/1/43	5,000,000	5,551,000

TOTAL NEW JERSEY		462,431,426

New York And New Jersey - 2.7%
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	3,255,000	3,568,457
166th Series, 5% 1/15/41	5,000,000	5,430,300
Series 2016, 5% 11/15/32 (a)	5,000,000	5,576,250

TOTAL NEW YORK AND NEW JERSEY		14,575,007

Pennsylvania, New Jersey - 4.3%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2007 A, 5% 7/1/26 (Pre-Refunded to 7/1/17 @ 100)	2,855,000	2,920,808
Series 2012 A:
5% 7/1/21	600,000	671,856
5% 7/1/24	1,200,000	1,363,140
5% 7/1/25	1,100,000	1,246,476
5% 7/1/26	500,000	564,910
Series 2015:
3% 7/1/27 (Build America Mutual Assurance Insured)	1,000,000	969,910
5% 7/1/24	275,000	317,845
5% 7/1/26	650,000	746,551
5% 7/1/29	300,000	340,197
5% 7/1/30	350,000	395,217
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,320,220
Series 2010 D, 5% 1/1/40	4,000,000	4,290,200
Series 2013, 5% 1/1/31	5,000,000	5,575,500

TOTAL PENNSYLVANIA, NEW JERSEY		22,722,830

TOTAL MUNICIPAL BONDS
(Cost $500,231,957)		507,663,888

Municipal Notes - 1.3%
New Jersey - 1.3%
Newark Gen. Oblig. TAN 2.5% 2/15/17
(Cost $7,012,137)	7,000,000	7,010,080
TOTAL INVESTMENT PORTFOLIO - 96.8%
(Cost $507,244,094)		514,673,968
NET OTHER ASSETS (LIABILITIES) - 3.2%		17,064,039
NET ASSETS - 100%		$531,738,007

Security Type Abbreviations

TAN – TAX ANTICIPATION NOTE

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	36.5%
Health Care	19.3%
Transportation	16.4%
Education	11.3%
Escrowed/Pre-Refunded	8.9%
Others* (Individually Less Than 5%)	7.6%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® New Jersey Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		November 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $507,244,094)		$514,673,968
Cash		11,332,315
Receivable for investments sold		6,371,434
Receivable for fund shares sold		191,997
Interest receivable		7,878,195
Prepaid expenses		1,232
Other receivables		1,049
Total assets		540,450,190
Liabilities
Payable for investments purchased on a delayed delivery basis	$7,269,194
Payable for fund shares redeemed	777,183
Distributions payable	410,002
Accrued management fee	164,853
Other affiliated payables	46,212
Other payables and accrued expenses	44,739
Total liabilities		8,712,183
Net Assets		$531,738,007
Net Assets consist of:
Paid in capital		$520,236,658
Distributions in excess of net investment income		(26,615)
Accumulated undistributed net realized gain (loss) on investments		4,098,090
Net unrealized appreciation (depreciation) on investments		7,429,874
Net Assets, for 46,053,435 shares outstanding		$531,738,007
Net Asset Value, offering price and redemption price per share ($531,738,007 ÷ 46,053,435 shares)		$11.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2016
Investment Income
Interest		$19,334,376
Expenses
Management fee	$2,017,346
Transfer agent fees	411,961
Accounting fees and expenses	138,851
Custodian fees and expenses	4,258
Independent trustees' fees and expenses	2,552
Registration fees	19,022
Audit	55,108
Legal	4,104
Miscellaneous	2,733
Total expenses before reductions	2,655,935
Expense reductions	(6,442)	2,649,493
Net investment income (loss)		16,684,883
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,325,559
Total net realized gain (loss)		4,325,559
Change in net unrealized appreciation (depreciation) on investment securities		(14,798,377)
Net gain (loss)		(10,472,818)
Net increase (decrease) in net assets resulting from operations		$6,212,065

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2016	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,684,883	$18,030,006
Net realized gain (loss)	4,325,559	799,727
Change in net unrealized appreciation (depreciation)	(14,798,377)	(10,486,548)
Net increase (decrease) in net assets resulting from operations	6,212,065	8,343,185
Distributions to shareholders from net investment income	(16,713,038)	(18,001,825)
Distributions to shareholders from net realized gain	(787,020)	(1,101,159)
Total distributions	(17,500,058)	(19,102,984)
Share transactions
Proceeds from sales of shares	57,361,175	50,452,523
Reinvestment of distributions	12,024,881	12,776,633
Cost of shares redeemed	(72,019,336)	(104,646,677)
Net increase (decrease) in net assets resulting from share transactions	(2,633,280)	(41,417,521)
Redemption fees	690	340
Total increase (decrease) in net assets	(13,920,583)	(52,176,980)
Net Assets
Beginning of period	545,658,590	597,835,570
End of period	$531,738,007	$545,658,590
Other Information
Undistributed net investment income end of period	$–	$3,999
Distributions in excess of net investment income end of period	$(26,615)	$–
Shares
Sold	4,752,256	4,236,400
Issued in reinvestment of distributions	997,398	1,077,031
Redeemed	(5,985,470)	(8,848,256)
Net increase (decrease)	(235,816)	(3,534,825)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New Jersey Municipal Income Fund

Years ended November 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.79	$12.00	$11.58	$12.49	$11.72
Income from Investment Operations
Net investment income (loss)A	.360	.373	.387	.397	.412
Net realized and unrealized gain (loss)	(.219)	(.189)	.489	(.884)	.769
Total from investment operations	.141	.184	.876	(.487)	1.181
Distributions from net investment income	(.364)	(.372)	(.386)	(.397)	(.411)
Distributions from net realized gain	(.017)	(.022)	(.070)	(.026)	–
Total distributions	(.381)	(.394)	(.456)	(.423)	(.411)
Redemption fees added to paid in capitalA,B	–	–	–	–	–
Net asset value, end of period	$11.55	$11.79	$12.00	$11.58	$12.49
Total ReturnC	1.08%	1.56%	7.71%	(3.94)%	10.21%
Ratios to Average Net AssetsD
Expenses before reductions	.47%	.48%	.48%	.47%	.47%
Expenses net of fee waivers, if any	.47%	.48%	.48%	.47%	.47%
Expenses net of all reductions	.47%	.48%	.48%	.47%	.47%
Net investment income (loss)	2.98%	3.15%	3.27%	3.32%	3.38%
Supplemental Data
Net assets, end of period (000 omitted)	$531,738	$545,659	$597,836	$599,906	$702,932
Portfolio turnover rate	15%	7%	12%	18%	11%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Fidelity® New Jersey Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 11/30/16	% of fund's investments 5/31/16	% of fund's investments 11/30/15
1 - 7	67.5	68.5	72.0
8 - 30	7.2	8.6	8.9
31 - 60	4.4	5.2	0.7
61 - 90	1.7	3.1	3.3
91 - 180	5.0	6.2	3.4
> 180	14.2	8.4	11.7

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2016
Variable Rate Demand Notes (VRDNs)	49.4%
Tender Option Bond	12.0%
Other Municipal Security	31.5%
Investment Companies	8.5%
Net Other Assets (Liabilities)*	(1.4)%

 * Net Other Assets (Liabilities) are not included in the pie chart.

As of May 31, 2016
Variable Rate Demand Notes (VRDNs)	54.4%
Tender Option Bond	8.4%
Other Municipal Security	30.8%
Investment Companies	6.4%

Current And Historical 7-Day Yields

	11/30/16	8/31/16	5/31/16	2/29/16	11/30/15
Fidelity® New Jersey Municipal Money Market Fund	0.13%	0.13%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Fidelity® New Jersey Municipal Money Market Fund

Investments November 30, 2016

Showing Percentage of Net Assets

Variable Rate Demand Note - 49.4%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.84% 12/7/16, VRDN (a)(b)	$1,400,000	$1,400,000
Alaska - 0.4%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.6% 12/7/16, VRDN (b)	5,500,000	5,500,000
Arkansas - 0.6%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.79% 12/7/16, VRDN (a)(b)	500,000	500,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.79% 12/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	8,900,000	8,900,000
		9,400,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 0.78% 12/1/16, VRDN (a)(b)	800,000	800,000
Series 1993 C, 0.74% 12/7/16, VRDN (b)	400,000	400,000
Series 1994, 0.78% 12/1/16, VRDN (a)(b)	500,000	500,000
		1,700,000
Delaware, New Jersey - 1.5%
Delaware River & Bay Auth. Rev. Series 2008, 0.56% 12/7/16, LOC TD Banknorth, NA, VRDN (b)	22,700,000	22,700,000
Georgia - 0.4%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.62% 12/7/16, VRDN (b)	5,500,000	5,500,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.64% 12/7/16, VRDN (b)	300,000	300,000
		5,800,000
Illinois - 0.1%
Illinois Fin. Auth. Multi-family Rev. (Villagebrook Apts Proj.) Series 2005, 0.61% 12/7/16, LOC Freddie Mac, VRDN (a)(b)	590,000	590,000
Indiana - 0.0%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.68% 12/7/16, VRDN (a)(b)	300,000	300,000
Iowa - 0.6%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.67% 12/7/16, VRDN (a)(b)	9,200,000	9,200,000
Kentucky - 0.3%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 0.67% 12/7/16, VRDN (a)(b)	3,600,000	3,600,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.79% 12/7/16, VRDN (b)	500,000	500,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.84% 12/7/16, VRDN (a)(b)	1,400,000	1,400,000
Nevada - 0.1%
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.62% 12/7/16, VRDN (a)(b)	800,000	800,000
Series 2016 D, 0.61% 12/7/16, VRDN (a)(b)	500,000	500,000
Series 2016 E, 0.62% 12/7/16, VRDN (a)(b)	500,000	500,000
		1,800,000
New Jersey - 31.6%
Bergen County Impt. Auth. Multi-family Hsg. Rev. (Kentshire Apts. Proj.) Series 2001, 0.54% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	21,000,000	21,000,000
Essex County Impt. Auth. Multi-family Hsg. Rev. (Fern Sr. Hsg. Proj.) Series 2010, 0.55% 12/7/16, LOC Freddie Mac, VRDN (b)	4,000,000	4,000,000
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.53% 12/7/16, LOC TD Banknorth, NA, VRDN (b)	29,800,000	29,800,000
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (South Jersey Gas Co. Proj.) Series 2006-1, 0.58% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	24,900,000	24,900,000
New Jersey Econ. Dev. Auth. Rev.:
(Applewood Estates Proj.) Series 2005 B, 0.52% 12/7/16, LOC TD Banknorth, NA, VRDN (b)	9,375,000	9,375,000
(Bayshore Health Ctr. Proj.) Series 1998 A, 0.55% 12/7/16, LOC JPMorgan Chase Bank, VRDN (b)	9,270,000	9,270,000
(Cooper Health Sys. Proj.) Series 2008 A, 0.52% 12/7/16, LOC TD Banknorth, NA, VRDN (b)	15,000,000	15,000,000
New Jersey Econ. Dev. Auth. Spl. Facilities Rev. (Port Newark Container Term. LLC Proj.) Series 2003 A, 0.55% 12/7/16, LOC Royal Bank of Canada, VRDN (a)(b)	62,500,000	62,500,000
New Jersey Econ. Dev. Auth. Thermal Energy Facilities Rev. (Marina Energy LLC Proj.):
Series 2001 A, 0.61% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	10,000,000	10,000,000
Series 2006 A, 0.61% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,465,000	5,465,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.57% 12/7/16, LOC Bank of America NA, VRDN (b)	47,080,000	47,080,000
Series 2008 C, 0.57% 12/7/16, LOC JPMorgan Chase Bank, VRDN (b)	27,175,000	27,175,000
(Barnabas Health Proj.) Series 2011 B, 0.52% 12/7/16, LOC JPMorgan Chase Bank, VRDN (b)	25,910,000	25,910,000
(Meridian Health Sys. Proj.):
Series 2003 A, 0.57% 12/7/16, LOC JPMorgan Chase Bank, VRDN (b)	12,750,000	12,750,000
Series 2006 A4, 0.55% 12/7/16, LOC Wells Fargo Bank NA, VRDN (b)	4,385,000	4,385,000
Series 2006 A5, 0.55% 12/7/16, LOC Wells Fargo Bank NA, VRDN (b)	1,575,000	1,575,000
(Meridian Nursing and Rehab. at Red Bank, Inc. Proj.) Series 2004 A3, 0.52% 12/7/16, LOC Wells Fargo Bank NA, VRDN (b)	10,735,000	10,735,000
(Southern Ocean County Hosp. Proj.) Series 2006, 0.55% 12/7/16, LOC Wells Fargo Bank NA, VRDN (b)	3,400,000	3,400,000
(Virtua Health Proj.):
Series 2003 A7, 0.52% 12/7/16, LOC Wells Fargo Bank NA, VRDN (b)	1,600,000	1,600,000
Series 2004, 0.52% 12/7/16, LOC Wells Fargo Bank NA, VRDN (b)	31,325,000	31,325,000
Series 2009 D, 0.52% 12/7/16, LOC TD Banknorth, NA, VRDN (b)	16,800,000	16,800,000
Series 2006 A6, 0.52% 12/1/16, LOC TD Banknorth, NA, VRDN (b)	900,000	900,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2006 A, 0.59% 12/7/16, LOC Bank of America NA, VRDN (a)(b)	9,865,000	9,865,000
Series 2008 B, 0.53% 12/7/16, LOC Bank of America NA, VRDN (b)	13,685,000	13,685,000
Series 2008 F, 0.56% 12/7/16, LOC Bank of America NA, VRDN (a)(b)	48,645,000	48,645,000
Series 2015 F, 0.56% 12/7/16, LOC Bank of America NA, VRDN (a)(b)	2,335,000	2,335,000
Vineland Gen. Oblig. 0.6% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)(b)	19,815,000	19,815,000
		469,290,000
Pennsylvania, New Jersey - 9.8%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 B, 0.52% 12/7/16, LOC TD Banknorth, NA, VRDN (b)	45,160,000	45,160,000
Series 2010 B, 0.56% 12/7/16, LOC Barclays Bank PLC, VRDN (b)	101,000,000	101,000,000
		146,160,000
New York And New Jersey - 3.3%
Port Auth. of New York & New Jersey:
Series 1991 1, 0.63% 12/30/16, VRDN (a)(b)(c)	8,800,000	8,800,000
Series 1991 3, 0.63% 12/30/16, VRDN (a)(b)(c)	9,800,000	9,800,000
Series 1992 1, 0.6% 12/30/16, VRDN (b)(c)	6,800,000	6,800,000
Series 1995 3, 0.63% 12/30/16, VRDN (a)(b)(c)	9,400,000	9,400,000
Series 1995 4, 0.63% 12/30/16, VRDN (a)(b)(c)	10,500,000	10,500,000
Series 1997 1, 0.6% 12/30/16, VRDN (b)(c)	1,500,000	1,500,000
Series 1997 2, 0.6% 12/30/16, VRDN (b)(c)	2,000,000	2,000,000
		48,800,000
Texas - 0.2%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.77% 12/7/16, VRDN (a)(b)	2,400,000	2,400,000
Port Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 0.69% 12/7/16 (Total SA Guaranteed), VRDN (a)(b)	500,000	500,000
		2,900,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.86% 12/7/16, VRDN (a)(b)	1,500,000	1,500,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.67% 12/7/16, VRDN (a)(b)	1,650,000	1,650,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $734,190,000)		734,190,000

Tender Option Bond - 12.0%
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.73% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)	800,000	800,000
New Jersey - 5.5%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 07 20, 0.59% 12/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(d)	13,230,000	13,230,000
Hudson County Impt. Lease Rev. Participating VRDN Series 16 ZF0450, 0.59% 12/7/16 (Liquidity Facility Toronto-Dominion Bank) (b)(d)	4,275,000	4,275,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0099, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,335,000	4,335,000
Series 15 XF0149, 0.59% 12/7/16 (Liquidity Facility Bank of America NA) (b)(d)	2,670,000	2,670,000
Series Floaters L 36, 0.62% 12/7/16 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	6,900,000	6,900,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series 16 XF0395, 0.59% 12/7/16 (Liquidity Facility Bank of America NA) (b)(d)	2,015,000	2,015,000
New Jersey St Higher Ed. Assistance Auth. Participating VRDN Series Floaters L 35, 0.62% 12/7/16 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	11,090,000	11,090,000
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.74% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)	17,000,000	17,000,000
New Jersey Trans. Trust Fund Auth. Participating VRDN Series Floaters XF 23 70, 0.65% 12/7/16 (Liquidity Facility Barclays Bank PLC) (b)(d)	7,245,000	7,245,000
Union County Utils. Resources Auth. Participating VRDN Series 16 ZM0165, 0.62% 12/7/16 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	13,140,000	13,140,000
		81,900,000
New York And New Jersey - 6.4%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 ZF0203, 0.63% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	1,675,000	1,675,000
Series 16 XF 0331, 0.64% 12/7/16 (Liquidity Facility Bank of America NA) (a)(b)(d)	3,310,000	3,310,000
Series 16 XF0398, 0.63% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	22,610,000	22,610,000
Series 16 XF0401, 0.63% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	13,510,000	13,510,000
Series 16 XF0407, 0.63% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,170,000	6,170,000
Series 16 XF2211, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)	7,610,000	7,610,000
Series 16 XM0211, 0.63% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	6,000,000	6,000,000
Series 16 ZF0367, 0.63% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)	7,155,000	7,155,000
Series 16 ZM0160, 0.62% 12/7/16 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)	3,470,000	3,470,000
Series Floaters YX 10 34, 0.63% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)	780,000	780,000
Series Floaters ZM 04 10, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (b)(d)	800,000	800,000
Series MS 3321, 0.58% 12/7/16 (Liquidity Facility Cr. Suisse AG) (a)(b)(d)	5,005,000	5,005,000
Series ROC 14086, 0.61% 12/7/16 (Liquidity Facility Citibank NA) (a)(b)(d)	2,160,000	2,160,000
Series ROC II R 14077, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (b)(d)	5,165,000	5,165,000
Series TD 0013, 0.62% 12/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)	2,375,000	2,375,000
Series XG 00 37, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(d)	4,400,000	4,400,000
The Port Auth. of New York and New Jersey Participating VRDN Series XF 23 60, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (b)(d)	2,400,000	2,400,000
		94,595,000
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.64% 12/7/16 (Liquidity Facility Toronto-Dominion Bank) (b)(d)	1,800,000	1,800,000
TOTAL TENDER OPTION BOND
(Cost $179,095,000)		179,095,000

Other Municipal Security - 31.5%
Georgia - 0.6%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.66%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (b)	5,200,000	5,200,000
Series 2010 A2, 0.66%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (b)	3,500,000	3,500,000
		8,700,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 0.77% tender 12/15/16, CP mode	800,000	800,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.85% tender 12/16/16, CP mode	100,000	100,000
0.85% tender 12/19/16, CP mode	800,000	800,000
Series 1993 A, 0.8% tender 12/15/16, CP mode	2,300,000	2,300,000
Series 93B, 0.8% tender 1/4/17, CP mode	1,200,000	1,200,000
		4,400,000
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B, 0.85% tender 12/8/16, CP mode	1,400,000	1,400,000
Series 1990 A:
0.9% tender 12/16/16, CP mode (a)	2,700,000	2,700,000
0.9% tender 12/19/16, CP mode (a)	900,000	900,000
Series A1:
0.88% tender 12/21/16, CP mode (a)	200,000	200,000
1.02% tender 12/1/16, CP mode (a)	2,300,000	2,300,000
		7,500,000
New Jersey - 24.9%
Bergen County Gen. Oblig. BAN 2% 12/15/16	2,000,000	2,001,061
Chester Township Gen. Oblig. BAN 2% 2/17/17	3,978,500	3,990,037
Cranford Township Gen. Oblig. BAN Series 2016, 2% 6/30/17 (e)	4,700,000	4,724,863
Edgewater Gen. Oblig. BAN Series 2016, 2% 7/21/17	18,500,000	18,655,335
Englewood Gen. Oblig. BAN 2.25% 4/6/17	22,300,000	22,408,378
Evesham Township BAN Series 2016 A, 2% 5/16/17	7,071,418	7,108,730
Fairfield TWP NJ BD NTS. BAN Series 2016, 2% 6/16/17	5,000,000	5,028,332
Haddonfield BAN:
Series 2016, 2.25% 6/23/17	11,875,000	11,969,112
2% 6/23/17	5,725,738	5,763,366
Hamilton Township Mercer County BAN Series 2016, 2% 6/8/17	15,100,000	15,182,791
Harrison Township BAN:
Series 2016 A, 2.25% 6/1/17	5,223,490	5,257,547
Series B, 1.5% 6/1/17	14,100,000	14,150,569
Hazlet Township NJ BAN Series 2016, 2% 6/16/17	3,546,237	3,566,334
Hoboken Gen. Oblig. BAN Series A, 2.25% 3/14/17	9,000,000	9,040,476
Hopatcong Borough Gen. Oblig. BAN Series 2016, 2% 7/27/17	4,800,000	4,836,312
Hopewell Township Gen. Oblig. BAN 2.25% 4/7/17	3,013,145	3,026,638
Hudson County Gen. Oblig. BAN:
Series 2015, 2% 12/16/16	23,000,000	23,012,919
Series 2016, 2.5% 12/14/17 (e)	14,700,000	14,888,307
Lakewood Township Gen. Oblig. BAN Series 2016 A, 2% 3/17/17	5,580,000	5,599,613
Mercer County Gen. Oblig. BAN Series 2016 B, 2% 8/30/17	15,200,000	15,320,129
Morris Plains BAN Series 2016, 2.25% 6/30/17	9,475,000	9,550,478
New Jersey Edl. Facilities Auth. Rev. Series 1997 A, 0.88% 1/5/17, CP	5,700,000	5,700,000
North Wildwood Gen. Oblig. BAN:
Series 2016, 2% 8/24/17	7,840,000	7,905,706
2.25% 5/10/17	4,830,000	4,855,979
Ocean City Gen. Oblig. BAN Series 2016 A, 1.5% 1/6/17	20,100,000	20,116,068
Old Bridge Township Gen. Oblig. BAN 2.25% 4/13/17	13,210,000	13,280,181
Passaic County Gen. Oblig.:
BAN Series 2015 A, 2% 12/13/16	9,980,000	9,983,717
Bonds Series 2011, 5% 5/1/17	2,780,000	2,827,880
Robbinsville Township Gen. Oblig. BAN Series 2016 A, 2% 7/27/17	15,966,831	16,102,237
Sea Isle City BAN Series 2016, 1.5% 1/10/17	8,140,000	8,147,653
South Brunswick Township BAN 2% 1/27/17	14,482,000	14,511,333
Sparta Township Gen. Oblig. BAN Series 2016 A, 2% 10/27/17	4,600,000	4,642,837
Sussex County Gen. Oblig. BAN Series 2016, 2.25% 6/28/17	7,500,000	7,565,234
Tewksbury Township Gen. Oblig. BAN 2% 6/1/17	3,150,000	3,168,223
Township of Bridgewater BAN Series 2016, 2% 8/15/17	14,032,317	14,161,807
Township of Lawrence BAN Series 2016, 2% 7/21/17	7,600,000	7,660,867
Union County Gen. Oblig. Bonds Series 2016 B, 2% 3/1/17	3,750,000	3,762,451
Verona Township Gen. Oblig. BAN Series 2016, 2% 7/21/17	8,562,500	8,630,531
Washington Township Gloucester County BAN Series 2016 B, 2% 4/25/17	2,990,000	3,005,103
Woodbridge Township Gen. Oblig. BAN Series 2016, 2% 8/18/17	8,750,000	8,831,688
		369,940,822
New York And New Jersey - 5.0%
Port Auth. of New York & New Jersey:
Bonds Series 197, 4% 11/15/17 (a)	6,600,000	6,787,878
Series A:
0.6% 12/5/16, CP (a)	14,000,000	14,000,000
0.64% 2/9/17, CP (a)	6,000,000	6,000,000
0.65% 2/14/17, CP (a)	11,000,000	11,000,000
0.78% 2/1/17, CP (a)	5,000,000	5,000,000
0.8% 12/14/16, CP (a)	3,000,000	3,000,000
0.82% 12/19/16, CP (a)	7,440,000	7,440,000
0.88% 1/5/17, CP (a)	5,000,000	5,000,000
0.88% 1/19/17, CP (a)	6,500,000	6,500,000
Series B:
0.77% 1/18/17, CP	1,500,000	1,500,000
0.84% 12/7/16, CP	3,000,000	3,000,000
0.84% 12/13/16, CP	3,000,000	3,000,000
0.9% 1/4/17, CP	3,000,000	3,000,000
		75,227,878
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 0.83% tender 12/16/16, CP mode (a)	1,400,000	1,400,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 0.9% tender 12/19/16, CP mode (a)	1,100,000	1,099,999
TOTAL OTHER MUNICIPAL SECURITY
(Cost $469,068,699)		469,068,699
	Shares	Value

Investment Company - 8.5%
Fidelity Municipal Cash Central Fund, 0.60% (f)(g)
(Cost $125,580,001)	125,580,001	125,580,001
TOTAL INVESTMENT PORTFOLIO - 101.4%

(Cost $1,507,933,700)		1,507,933,700
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(20,758,475)
NET ASSETS - 100%		$1,487,175,225

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $48,800,000 or 3.3% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1991 1, 0.63% 12/30/16, VRDN	6/18/91	$8,800,000
Port Auth. of New York & New Jersey Series 1991 3, 0.63% 12/30/16, VRDN	12/3/03	$9,800,000
Port Auth. of New York & New Jersey Series 1992 1, 0.6% 12/30/16, VRDN	2/14/92	$6,800,000
Port Auth. of New York & New Jersey Series 1995 3, 0.63% 12/30/16, VRDN	9/15/95	$9,400,000
Port Auth. of New York & New Jersey Series 1995 4, 0.63% 12/30/16, VRDN	8/9/02	$10,500,000
Port Auth. of New York & New Jersey Series 1997 1, 0.6% 12/30/16, VRDN	1/27/16	$1,500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.6% 12/30/16, VRDN	10/26/12 - 11/8/13	$2,000,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$547,682
Total	$547,682

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® New Jersey Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		November 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,382,353,699)	$1,382,353,699
Fidelity Central Funds (cost $125,580,001)	125,580,001
Total Investments (cost $1,507,933,700)		$1,507,933,700
Cash		37,240
Receivable for fund shares sold		22,083
Interest receivable		4,170,835
Distributions receivable from Fidelity Central Funds		53,253
Prepaid expenses		4,005
Receivable from investment adviser for expense reductions		1,416
Other receivables		371
Total assets		1,512,222,903
Liabilities
Payable for investments purchased
Regular delivery	$2,500,800
Delayed delivery	19,613,170
Payable for fund shares redeemed	2,279,702
Distributions payable	4,674
Accrued management fee	454,413
Other affiliated payables	157,849
Other payables and accrued expenses	37,070
Total liabilities		25,047,678
Net Assets		$1,487,175,225
Net Assets consist of:
Paid in capital		$1,487,141,423
Accumulated undistributed net realized gain (loss) on investments		33,802
Net Assets, for 1,485,330,391 shares outstanding		$1,487,175,225
Net Asset Value, offering price and redemption price per share ($1,487,175,225 ÷ 1,485,330,391 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2016
Investment Income
Interest		$6,959,714
Income from Fidelity Central Funds		547,682
Total income		7,507,396
Expenses
Management fee	$7,213,341
Transfer agent fees	2,396,625
Accounting fees and expenses	195,139
Custodian fees and expenses	14,323
Independent trustees' fees and expenses	9,314
Registration fees	38,228
Audit	40,687
Legal	9,517
Miscellaneous	21,689
Total expenses before reductions	9,938,863
Expense reductions	(3,518,564)	6,420,299
Net investment income (loss)		1,087,097
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(5,446)
Capital gain distributions from Fidelity Central Funds	56,585
Total net realized gain (loss)		51,139
Net increase in net assets resulting from operations		$1,138,236

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2016	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,087,097	$238,243
Net realized gain (loss)	51,139	36,494
Net increase in net assets resulting from operations	1,138,236	274,737
Distributions to shareholders from net investment income	(1,087,328)	(238,191)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	2,454,783,123	5,014,620,752
Reinvestment of distributions	1,052,252	227,586
Cost of shares redeemed	(3,307,361,825)	(5,034,004,487)
Net increase (decrease) in net assets and shares resulting from share transactions	(851,526,450)	(19,156,149)
Total increase (decrease) in net assets	(851,475,542)	(19,119,603)
Net Assets
Beginning of period	2,338,650,767	2,357,770,370
End of period	$1,487,175,225	$2,338,650,767

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New Jersey Municipal Money Market Fund

Years ended November 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.001	–A	–A	–A	–A
Distributions from net investment income	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.07%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.51%	.50%	.51%	.51%
Expenses net of fee waivers, if any	.32%	.08%	.09%	.15%	.22%
Expenses net of all reductions	.32%	.08%	.09%	.15%	.22%
Net investment income (loss)	.05%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,487,175	$2,338,651	$2,357,770	$2,461,337	$2,254,923

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2016

1. Organization.

Fidelity New Jersey Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity New Jersey Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Effective January 1, 2016 shares of the Money Market Fund are only available for purchase by retail shareholders. Each Fund may be affected by economic and political developments in the state of New Jersey.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Money Market Fund incurred a corporate tax liability on undistributed long-term capital gain which is included as Miscellaneous expense on the Statement of Operations. As of November 30, 2016, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity New Jersey Municipal Income Fund	$507,260,048	$17,439,465	$(10,025,545)	$7,413,920
Fidelity New Jersey Municipal Money Market Fund	1,507,933,700	–	–	–

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity New Jersey Municipal Income Fund	$–	$4,098,089	$7,413,920
Fidelity New Jersey Municipal Money Market Fund	34,192	–	–

The tax character of distributions paid was as follows:

November 30, 2016
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Fidelity New Jersey Municipal Income Fund	$16,713,038	$138,886	$648,134	$17,500,058
Fidelity New Jersey Municipal Money Market Fund	1,087,328	–	–	1,087,328

November 30, 2015
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity New Jersey Municipal Income Fund	$18,001,825	$1,101,159	$19,102,984
Fidelity New Jersey Municipal Money Market Fund	238,191		238,191

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $80,778,238 and $96,323,813, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity New Jersey Municipal Income Fund	.25%	.11%	.36%
Fidelity New Jersey Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity New Jersey Municipal Income Fund	.07%
Fidelity New Jersey Municipal Money Market Fund	.12%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity New Jersey Municipal Income Fund	$1,436

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $3,498,800.

Through arrangements with each Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce fund expenses.

These expense reductions are noted in the table below.

Custody expense reduction
Fidelity New Jersey Municipal Income Fund	$4,206
Fidelity New Jersey Municipal Money Market Fund	8,676

In addition, during the period the investment advisor reimbursed and/or waived a portion of operating expenses as follows:

Fidelity New Jersey Municipal Income Fund	$2,236
Fidelity New Jersey Municipal Money Market Fund	11,088

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and the Shareholders of Fidelity New Jersey Municipal Income Fund and Fidelity New Jersey Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity New Jersey Municipal Income Fund (a fund of Fidelity Court Street Trust) and Fidelity New Jersey Municipal Money Market Fund (a fund of Fidelity Court Street Trust II) (the "Funds") at November 30, 2016 the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
January 13, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 244 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trusts or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2015 or 2016

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2015 or 2016

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period-B June 1, 2016 to November 30, 2016
Fidelity New Jersey Municipal Income Fund	.47%
Actual		$1,000.00	$969.30	$2.31
Hypothetical-C		$1,000.00	$1,022.65	$2.38
Fidelity New Jersey Municipal Money Market Fund	.47%
Actual		$1,000.00	$1,000.60	$2.35
Hypothetical-C		$1,000.00	$1,022.65	$2.38

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity New Jersey Municipal Income Fund	12/28/16	12/27/16	$0.000	$0.090
Fidelity New Jersey Municipal Money Market Fund	12/28/16	12/27/16	$0.000	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended November 30, 2016, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity New Jersey Municipal Income Fund	$4,145,174
Fidelity New Jersey Municipal Money Market Fund	$51,139

During fiscal year ended 2016, 100% of each fund's income dividends were free from federal income tax, and 3.71% and 29.74% of Fidelity New Jersey Municipal Income Fund and Fidelity New Jersey Municipal Money Market Fund's income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New Jersey Municipal Income Fund / Fidelity New Jersey Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance (for Fidelity New Jersey Municipal Income Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in May 2016.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Investment Performance (for  Fidelity New Jersey Municipal Money Market Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity New Jersey Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

Fidelity New Jersey Municipal Money Market Fund

The Board noted that the fund's management fee rate ranked equal to the median of its Total Mapped Group and above the median of its ASPG for 2015. The Board noted that there is a relatively small number of state-specific funds in the Lipper objective.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that Fidelity New Jersey Municipal Income Fund's total expense ratio ranked below the competitive median for 2015 and Fidelity New Jersey Municipal Money Market Fund's total expense ratio ranked equal to the competitive median for 2015. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield for Fidelity New Jersey Municipal Money Market Fund.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of Fidelity® New Jersey Municipal Money Market Fund's shareholders was held on February 12, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	1,486,522,730.35	95.214
Withheld	74,726,053.46	4.786
TOTAL	1,561,248,783.81	100.000
John Engler
Affirmative	1,482,823,273.95	94.977
Withheld	78,425,509.86	5.023
TOTAL	1,561,248,783.81	100.000
Albert R. Gamper, Jr.
Affirmative	1,481,651,961.13	94.902
Withheld	79,596,822.68	5.098
TOTAL	1,561,248,783.81	100.000
Robert F. Gartland
Affirmative	1,488,722,172.69	95.355
Withheld	72,526,611.12	4.645
TOTAL	1,561,248,783.81	100.000
Abigail P. Johnson
Affirmative	1,483,995,610.86	95.052
Withheld	77,253,172.95	4.948
TOTAL	1,561,248,783.81	100.000
Arthur E. Johnson
Affirmative	1,482,398,567.75	94.950
Withheld	78,850,216.06	5.050
TOTAL	1,561,248,783.81	100.000
Michael E. Kenneally
Affirmative	1,488,531,341.79	95.343
Withheld	72,717,442.02	4.657
TOTAL	1,561,248,783.81	100.000
James H. Keyes
Affirmative	1,486,787,591.37	95.231
Withheld	74,461,192.44	4.769
TOTAL	1,561,248,783.81	100.000
Marie L. Knowles
Affirmative	1,488,402,727.87	95.335
Withheld	72,846,055.94	4.665
TOTAL	1,561,248,783.81	100.000
Geoffrey A. von Kuhn
Affirmative	1,485,917,012.24	95.175
Withheld	75,331,771.57	4.825
TOTAL	1,561,248,783.81	100.000
Proposal 1 reflects trust wide proposal and voting results.

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NJN-ANN-0117
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Fidelity® Connecticut Municipal Income Fund Fidelity® Connecticut Municipal Money Market Fund Annual Report November 30, 2016

Contents

Performance
Management's Discussion of Fund Performance
Fidelity® Connecticut Municipal Income Fund
Investment Summary
Investments
Financial Statements
Fidelity® Connecticut Municipal Money Market Fund
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Fidelity® Connecticut Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended November 30, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity® Connecticut Municipal Income Fund	(0.66)%	2.78%	3.69%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Connecticut Municipal Income Fund on November 30, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays Municipal Bond Index performed over the same period.

Period Ending Values
$14,360	Fidelity® Connecticut Municipal Income Fund
$14,929	Bloomberg Barclays Municipal Bond Index

Effective August 24, 2016, all Barclays benchmark indices were co-branded as the Bloomberg Barclays Indices for a period of five years.

Fidelity® Connecticut Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap:  For the 12 months ending November 30, 2016, tax-exempt bond performance was modestly negative. The Bloomberg Barclays Municipal Bond Index returned -0.22% for the period. The downward trend began in September and steepened in November, the worst month for the muni market since September 2008. The U.S. presidential election negatively impacted market performance, as investors became concerned about President-elect Donald Trump’s expansionary fiscal policy ambitions, inflation and the potential for tax reform to impair tax-exempt bond valuations. Further, some theorized that changes to or repeal of the Affordable Care Act by the incoming administration and a Republican-controlled Congress may affect the prices of muni bonds issued by hospitals. At period end, concerns about unfunded pension liabilities generally are compartmentalized to certain issuers. Looking ahead, we think the U.S. Federal Reserve is likely to raise policy interest rates in December and signal for more rate hikes in 2017.

Comments from Co-Portfolio Manager Mark Sommer:  For the year, the fund returned -0.66%, outpacing, net of fees, the -1.04% return of the Bloomberg Barclays Connecticut 4+ Year Enhanced Municipal Bond Index. Despite substantial interest rate volatility, the portfolio managers continued to focus on long-term objectives by seeking to generate attractive tax-exempt income and competitive risk-adjusted returns over time. Underweighting state general obligation bonds (GOs) helped us outperform the state index. These securities lagged the state index due to investors’ deepening concerns about Connecticut’s sluggish economic growth relative to the national overall, underfunded retiree pension and health care benefits obligations, and weak revenues. The fund benefited from its larger-than-index stake in healthcare bonds, a sector that outpaced the Connecticut market. The fund’s performance against the benchmark index was also positively impacted by Bloomberg’s decision to change the pricing source for the benchmark index. Conversely, the fund’s yield curve positioning was a drag on relative performance. Our result compared with the state index was hurt by our underweighting in bonds in the 15- to 30-year range, as demand for long-term munis was robust for the full period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to Shareholders:  On May 2, 2016, Cormac Cullen and Kevin Ramundo joined Mark Sommer as co-managers of the funds.

Fidelity® Connecticut Municipal Income Fund

Investment Summary (Unaudited)

Top Five Sectors as of November 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	41.2	39.5
Health Care	19.5	16.2
Water & Sewer	14.2	17.1
Special Tax	10.6	11.1
Education	8.6	7.1

Quality Diversification (% of fund's net assets)

As of November 30, 2016
AAA	5.1%
AA,A	85.3%
BBB	4.9%
BB and Below	1.8%
Short-Term Investments and Net Other Assets	2.9%

As of May 31, 2016
AAA	4.2%
AA,A	84.7%
BBB	5.8%
Not Rated	1.3%
Short-Term Investments and Net Other Assets	4.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Connecticut Municipal Income Fund

Investments November 30, 2016

Showing Percentage of Net Assets

Municipal Bonds - 97.1%
	Principal Amount	Value
Connecticut - 96.6%
Bridgeport Gen. Oblig.:
Series 2012 A:	$	$
5% 2/15/23	3,510,000	3,940,291
5% 2/15/24	2,490,000	2,790,095
5% 2/15/32	5,000,000	5,523,050
Series 2016 D:
5% 8/15/31 (FSA Insured)	1,000,000	1,108,480
5% 8/15/32 (FSA Insured)	3,090,000	3,406,632
Connecticut Gen. Oblig.:
Series 2011 D, 5% 11/1/25	5,000,000	5,588,300
Series 2012 B, 5% 4/15/25	7,460,000	8,334,461
Series 2012 D:
5% 9/15/31	3,250,000	3,610,523
5% 9/15/32	4,860,000	5,385,512
Series 2012 G, 5% 10/15/30	4,275,000	4,767,737
Series 2013 A:
5% 3/1/27	11,480,000	12,874,131
5% 10/15/27	1,000,000	1,132,430
Series 2014 G, 5% 11/15/28	7,000,000	7,846,300
Series 2015 B:
5% 6/15/27	4,825,000	5,445,640
5% 6/15/32	5,500,000	6,082,340
Series 2015 F, 5% 11/15/31	4,000,000	4,463,800
Series 2016 A, 5% 3/15/31	6,840,000	7,657,996
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ. Proj.):
Series 2008 N, 5% 7/1/21	3,000,000	3,158,190
Series O, 5% 7/1/40	2,000,000	2,138,000
(Loomis Chaffee School Proj.) Series G, 5% 7/1/38	3,000,000	3,139,530
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity)	940,000	1,025,606
(Sacred Heart Univ. Proj.) Series G:
5% 7/1/17	1,000,000	1,020,670
5% 7/1/18	1,000,000	1,052,090
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	12,640,000	13,547,671
Series 2007:
5.25% 7/1/19	710,000	725,641
5.25% 7/1/19 (Pre-Refunded to 7/1/17 @ 100)	460,000	471,256
Series 2008, 5% 7/1/34	200,000	209,524
Series 2011 M, 5.375% 7/1/41	5,485,000	5,899,118
Series 2013 N:
5% 7/1/24	400,000	456,608
5% 7/1/25	300,000	339,555
Series 2014 E:
5% 7/1/28	3,260,000	3,736,677
5% 7/1/29	3,840,000	4,367,846
Series 2016 A, 2%, tender 7/1/26 (a)	9,000,000	8,095,950
Series 2016 CT, 5% 12/1/45	6,990,000	7,480,418
Series 2016 K, 4% 7/1/46	7,000,000	6,528,200
Series 2016:
5% 7/1/27	45,000	47,294
5% 12/1/41	4,000,000	4,313,240
Series 2116 Q1, 5% 7/1/46	6,000,000	6,537,900
Series A:
5% 7/1/21	800,000	895,064
5% 7/1/41	3,000,000	3,166,470
Series C:
5% 7/1/20	465,000	509,989
5% 7/1/22	425,000	477,352
5% 7/1/24	1,000,000	1,132,050
Series D:
5% 7/1/21	2,975,000	3,334,023
5% 7/1/23	3,335,000	3,777,221
Series E, 5% 7/1/42	5,000,000	5,330,450
Series F:
5% 7/1/22	1,785,000	1,988,901
5% 7/1/45	4,890,000	5,165,405
Series H, 5% 7/1/23 (FSA Insured)	2,290,000	2,541,969
Series H1, 5% 7/1/41	1,250,000	1,363,300
Series J:
5% 11/1/24	1,390,000	1,572,785
5% 11/1/25	1,465,000	1,656,915
Series L:
5% 7/1/26	1,000,000	1,138,820
5% 7/1/27	2,000,000	2,266,380
Series N:
5% 7/1/20	1,250,000	1,376,375
5% 7/1/21	610,000	682,206
5% 7/1/21	1,940,000	2,170,530
5% 7/1/22	2,035,000	2,274,011
5% 7/1/23	1,500,000	1,643,370
5% 7/1/27	1,000,000	1,118,740
5% 7/1/28	2,250,000	2,504,385
5.75% 7/1/33	45,000	47,858
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	3,060,000	3,204,034
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev.:
Series 2012 A:
5% 1/1/23	1,380,000	1,563,057
5% 1/1/25	875,000	986,589
Series 2013 A:
5% 1/1/26	1,180,000	1,335,984
5% 1/1/28	1,000,000	1,123,830
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2011 A, 5% 12/1/25	5,000,000	5,665,650
Series 2012 A:
5% 1/1/24	2,855,000	3,259,925
5% 1/1/25	4,000,000	4,555,240
5% 1/1/26	10,000,000	11,339,900
5% 1/1/28	1,000,000	1,127,400
5% 1/1/31	5,000,000	5,595,400
Series 2014 B, 5% 9/1/23	5,420,000	6,211,916
Series 2015 A, 5% 8/1/34	6,000,000	6,676,260
Connecticut State Revolving Fund Gen. Rev. Series 2009 A, 5% 6/1/25	3,710,000	4,025,090
Danbury Gen. Oblig. Series 2011:
5% 7/15/22	1,000,000	1,133,860
5% 7/15/23	1,300,000	1,469,728
5% 7/15/24	410,000	463,337
5% 7/15/25	350,000	395,532
East Lyme Gen. Oblig. Series 2010:
4% 7/15/21	360,000	388,613
4% 7/15/22	325,000	350,714
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,028
Series 2014 B:
5% 8/15/25	450,000	520,106
5% 8/15/26	700,000	805,910
5% 8/15/27	750,000	862,350
5% 8/15/28	1,000,000	1,143,850
Groton Gen. Oblig. Series 2014 A:
4% 10/1/22	410,000	445,670
5% 10/1/23	295,000	341,383
5% 10/1/24	335,000	390,275
Hartford County Metropolitan District (Connecticut Clean Wtr. Proj.):
Series 2013 A, 5% 4/1/32	5,550,000	6,204,956
Series 2014 A:
5% 11/1/28	1,000,000	1,148,910
5% 11/1/29	1,850,000	2,114,236
5% 11/1/30	2,480,000	2,817,379
5% 11/1/31	2,905,000	3,282,766
5% 11/1/42	11,115,000	12,273,516
Hartford Gen. Oblig.:
Series 2012 A:
5% 4/1/20 (Escrowed to Maturity)	1,000,000	1,102,380
5% 4/1/21 (FSA Insured)	2,000,000	2,175,320
5% 4/1/22 (FSA Insured)	1,000,000	1,099,210
Series 2013 A, 5% 4/1/27	1,645,000	1,640,953
Series 2014 C:
5% 8/15/23 (Build America Mutual Assurance Insured)	3,670,000	4,069,736
5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	2,037,474
Series 2015 A:
5% 7/1/28 (FSA Insured)	1,000,000	1,087,070
5% 7/1/29 (FSA Insured)	1,000,000	1,080,980
Meriden Gen. Oblig. Series 2016 A:
4% 5/1/29	3,485,000	3,683,959
4% 5/1/30	2,485,000	2,611,760
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A:
5% 6/15/20 (b)	1,585,000	1,728,633
5% 6/15/22 (b)	1,000,000	1,117,360
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	1,100,000	1,183,402
New Britain Gen. Oblig. Series 2015 A:
5% 3/1/26	1,530,000	1,742,257
5% 3/1/27	1,605,000	1,816,427
5% 3/1/29	1,770,000	1,978,665
5% 3/1/30	1,860,000	2,065,121
5% 3/1/31	1,955,000	2,161,741
New Haven Gen. Oblig.:
Series 2012 A:
4% 11/1/22 (FSA Insured)	2,185,000	2,303,602
5% 11/1/17	1,500,000	1,548,810
5% 11/1/18	2,005,000	2,131,636
Series 2015 B:
5% 8/15/26 (Build America Mutual Assurance Insured)	1,250,000	1,414,463
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	863,800
Series 2016 A:
5% 8/15/27 (FSA Insured)	1,375,000	1,562,633
5% 8/15/28 (FSA Insured)	1,500,000	1,692,765
5% 8/15/30 (FSA Insured)	1,000,000	1,116,270
5% 8/15/34 (FSA Insured)	1,000,000	1,097,350
5% 8/15/35 (FSA Insured)	1,000,000	1,093,950
Series B, 5% 8/1/21 (FSA Insured)	2,225,000	2,436,175
5% 9/1/29 (FSA Insured)	2,655,000	2,971,556
5% 9/1/31 (FSA Insured)	1,430,000	1,586,814
5.25% 3/1/19	650,000	692,764
Norwalk Gen. Oblig.:
Series 2010 B:
5% 7/1/23	975,000	1,087,125
5% 7/1/26	625,000	696,181
Series 2011 A:
4% 7/1/23	1,000,000	1,083,320
4% 7/1/24	1,000,000	1,077,420
Reg'l. School District #15 4% 7/1/22	1,520,000	1,632,450
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,573,740
5.25% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,583,824
Eighth Series A, 5% 8/1/33	1,110,000	1,263,002
Series 2013 A, 5% 8/1/43	2,000,000	2,209,860
Series 29:
5% 8/1/25 (FSA Insured)	500,000	573,215
5% 8/1/26 (FSA Insured)	1,250,000	1,429,750
Series 30 B:
5% 8/1/30	1,150,000	1,306,239
5% 8/1/31	2,630,000	2,975,766
Series 32 B:
5% 8/1/32	1,000,000	1,141,320
5% 8/1/33	1,150,000	1,307,424
5% 8/1/37	3,000,000	3,368,490
5% 8/1/38	1,000,000	1,121,090
Twenty-Seventh Series, 5% 8/1/30	4,355,000	4,903,730
Stamford Gen. Oblig. Series 2011, 4% 7/1/23	1,045,000	1,128,746
Stratford Gen. Oblig. Series 2014:
5% 12/15/24	500,000	574,365
5% 12/15/25	500,000	573,455
Trumbull Gen. Oblig. Series 2009:
4% 9/15/20	525,000	559,976
4% 9/15/21	500,000	532,185
Univ. of Connecticut Gen. Oblig. Series 2011 A, 5% 2/15/27	3,000,000	3,333,450
Univ. of Connecticut Rev. Series 2012 A, 5% 11/15/23	2,700,000	3,128,841
Vernon Gen. Oblig. Series 2012:
4% 8/1/20	1,135,000	1,220,012
4% 8/1/22	1,000,000	1,075,640
Waterbury Series 2007, 4.5% 4/1/22 (AMBAC Insured)	3,510,000	3,885,359
Westport Gen. Oblig.:
Series 2009 A, 4% 2/1/22	800,000	841,032
Series 2009, 5% 2/1/21	480,000	516,235

TOTAL CONNECTICUT		410,214,943

Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (b)	800,000	911,608
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	1,100,000	1,238,380

TOTAL GUAM		2,149,988

TOTAL MUNICIPAL BONDS
(Cost $414,538,092)		412,364,931
TOTAL INVESTMENT PORTFOLIO - 97.1%
(Cost $414,538,092)		412,364,931
NET OTHER ASSETS (LIABILITIES) - 2.9%		12,433,497
NET ASSETS - 100%		$424,798,428

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	41.2%
Health Care	19.5%
Water & Sewer	14.2%
Special Tax	10.6%
Education	8.6%
Others* (Individually Less Than 5%)	5.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Connecticut Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		November 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $414,538,092)		$412,364,931
Receivable for investments sold		9,005,188
Receivable for fund shares sold		30,996
Interest receivable		5,621,449
Prepaid expenses		998
Other receivables		845
Total assets		427,024,407
Liabilities
Payable to custodian bank	$667,213
Payable for fund shares redeemed	1,050,686
Distributions payable	289,185
Accrued management fee	132,855
Other affiliated payables	38,228
Other payables and accrued expenses	47,812
Total liabilities		2,225,979
Net Assets		$424,798,428
Net Assets consist of:
Paid in capital		$422,114,866
Undistributed net investment income		71,516
Accumulated undistributed net realized gain (loss) on investments		4,785,207
Net unrealized appreciation (depreciation) on investments		(2,173,161)
Net Assets, for 37,596,582 shares outstanding		$424,798,428
Net Asset Value, offering price and redemption price per share ($424,798,428 ÷ 37,596,582 shares)		$11.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2016
Investment Income
Interest		$13,786,273
Expenses
Management fee	$1,627,847
Transfer agent fees	339,673
Accounting fees and expenses	117,025
Custodian fees and expenses	3,531
Independent trustees' fees and expenses	2,062
Registration fees	25,439
Audit	58,888
Legal	5,575
Miscellaneous	1,554
Total expenses before reductions	2,181,594
Expense reductions	(5,329)	2,176,265
Net investment income (loss)		11,610,008
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5,153,931
Total net realized gain (loss)		5,153,931
Change in net unrealized appreciation (depreciation) on investment securities		(19,460,928)
Net gain (loss)		(14,306,997)
Net increase (decrease) in net assets resulting from operations		$(2,696,989)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2016	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,610,008	$12,626,369
Net realized gain (loss)	5,153,931	3,106,335
Change in net unrealized appreciation (depreciation)	(19,460,928)	(2,364,192)
Net increase (decrease) in net assets resulting from operations	(2,696,989)	13,368,512
Distributions to shareholders from net investment income	(11,626,696)	(12,609,769)
Distributions to shareholders from net realized gain	(2,918,234)	(2,281,667)
Total distributions	(14,544,930)	(14,891,436)
Share transactions
Proceeds from sales of shares	52,710,530	58,797,627
Reinvestment of distributions	10,124,672	10,467,211
Cost of shares redeemed	(63,832,255)	(63,663,634)
Net increase (decrease) in net assets resulting from share transactions	(997,053)	5,601,204
Redemption fees	358	363
Total increase (decrease) in net assets	(18,238,614)	4,078,643
Net Assets
Beginning of period	443,037,042	438,958,399
End of period	$424,798,428	$443,037,042
Other Information
Undistributed net investment income end of period	$71,516	$88,203
Shares
Sold	4,428,074	4,994,428
Issued in reinvestment of distributions	854,182	892,280
Redeemed	(5,398,712)	(5,440,344)
Net increase (decrease)	(116,456)	446,364

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Connecticut Municipal Income Fund

Years ended November 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.75	$11.78	$11.39	$12.26	$11.76
Income from Investment Operations
Net investment income (loss)A	.306	.328	.343	.343	.355
Net realized and unrealized gain (loss)	(.372)	.031	.517	(.808)	.579
Total from investment operations	(.066)	.359	.860	(.465)	.934
Distributions from net investment income	(.306)	(.328)	(.343)	(.343)	(.354)
Distributions from net realized gain	(.078)	(.061)	(.127)	(.063)	(.080)
Total distributions	(.384)	(.389)	(.470)	(.406)	(.434)
Redemption fees added to paid in capitalA	–B	–B	–B	.001	–B
Net asset value, end of period	$11.30	$11.75	$11.78	$11.39	$12.26
Total ReturnC	(.66)%	3.10%	7.73%	(3.82)%	8.08%
Ratios to Average Net AssetsD
Expenses before reductions	.48%	.48%	.49%	.48%	.48%
Expenses net of fee waivers, if any	.48%	.48%	.49%	.48%	.48%
Expenses net of all reductions	.48%	.48%	.49%	.48%	.48%
Net investment income (loss)	2.57%	2.80%	2.96%	2.92%	2.95%
Supplemental Data
Net assets, end of period (000 omitted)	$424,798	$443,037	$438,958	$445,758	$605,232
Portfolio turnover rate	20%	13%	13%	14%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Connecticut Municipal Money Market Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 11/30/16	% of fund's investments 5/31/16	% of fund's investments 11/30/15
1 - 7	74.4	74.1	70.8
8 - 30	5.7	3.5	3.4
31 - 60	2.5	5.4	3.7
61 - 90	3.4	2.7	5.7
91 - 180	4.0	6.4	6.2
> 180	10.0	7.9	10.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2016
Variable Rate Demand Notes (VRDNs)	45.4%
Tender Option Bond	13.2%
Other Municipal Security	33.0%
Investment Companies	6.6%
Net Other Assets (Liabilities)	1.8%

As of May 31, 2016
Variable Rate Demand Notes (VRDNs)	44.0%
Tender Option Bond	9.9%
Other Municipal Security	35.1%
Investment Companies	10.2%
Net Other Assets (Liabilities)	0.8%

Current And Historical 7-Day Yields

	11/30/16	8/31/16	5/31/16	2/29/16	11/30/15
Fidelity® Connecticut Municipal Money Market Fund	0.16%	0.12%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending November 30, 2016, the most recent period shown in the table, would have been 0.15%.

Fidelity® Connecticut Municipal Money Market Fund

Investments November 30, 2016

Showing Percentage of Net Assets

Variable Rate Demand Note - 45.4%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.84% 12/7/16, VRDN (a)(b)	$1,100,000	$1,100,000
Arkansas - 0.9%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.79% 12/7/16, VRDN (a)(b)	2,600,000	2,600,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.79% 12/7/16, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	6,400,000	6,400,000
		9,000,000
Connecticut - 42.9%
Connecticut Dev. Auth. Arpt. Facility Rev. (Embraer Aircraft Holding, Inc. Proj.) Series 2010 A, 0.59% 12/7/16, LOC Citibank NA, VRDN (a)	11,045,000	11,045,000
Connecticut Dev. Auth. Wtr. Facilities Rev. (Connecticut Wtr. Co. Proj.):
Series 2004 A, 0.73% 12/7/16, LOC RBS Citizens NA, VRDN (a)(b)	5,000,000	5,000,000
Series 2004 B, 0.68% 12/7/16, LOC RBS Citizens NA, VRDN (a)	4,550,000	4,550,000
Connecticut Gen. Oblig. Series 2016 C, 0.52% 12/7/16 (Liquidity Facility Bank of America NA), VRDN (a)	16,720,000	16,720,000
Connecticut Health & Edl. Facilities Auth. Rev.:
(Gaylord Hosp. Proj.) Series B, 0.64% 12/7/16, LOC Bank of America NA, VRDN (a)	15,490,000	15,490,000
(Greenwich Hosp. Proj.) Series C, 0.56% 12/7/16, LOC Bank of America NA, VRDN (a)	16,380,000	16,380,000
(Griffin Hosp. Proj.) Series C, 0.55% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)	19,675,000	19,675,000
(Hamden Hall Country Day School Proj.) Series A, 0.61% 12/7/16, LOC RBS Citizens NA, VRDN (a)	15,700,000	15,700,000
(Masonicare Corp. Proj.) Series C, 0.57% 12/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	50,000,000	50,000,000
(Sacred Heart Univ. Proj.) Series F, 0.55% 12/7/16, LOC Bank of America NA, VRDN (a)	17,100,000	17,100,000
(Taft School Issue Proj.) Series E, 0.55% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)	5,100,000	5,100,000
(Trinity College Proj.) Series L, 0.55% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)	8,910,000	8,910,000
(Wesleyan Univ. Proj.) Series H, 0.55% 12/7/16, VRDN (a)	20,105,000	20,105,000
Series 2007 D, 0.64% 12/7/16, LOC Bank of America NA, VRDN (a)	9,670,000	9,670,000
Series 2011 A, 0.58% 12/7/16, LOC HSBC Bank U.S.A., NA, VRDN (a)	1,855,000	1,855,000
Series 2011 B, 0.56% 12/7/16, LOC Bank of America NA, VRDN (a)(c)	50,000,000	50,000,000
Series 2013 H, 0.54% 12/7/16, LOC TD Banknorth, NA, VRDN (a)	14,400,000	14,400,000
Series 2013 O, 0.54% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)	29,000,000	29,000,000
Series 2014 C, 0.54% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)	19,925,000	19,925,000
Connecticut Hsg. Fin. Auth.:
(CIL Realty, Inc. Proj.) Series 2010, 0.58% 12/7/16, LOC HSBC Bank U.S.A., NA, VRDN (a)	3,600,000	3,600,000
(Hsg. Mtg. Fin. Prog.) Series 1989 D, 0.61% 12/7/16 (Liquidity Facility Royal Bank of Canada), VRDN (a)(b)	6,580,000	6,580,000
Series 2008 E, 0.58% 12/7/16 (Liquidity Facility Bank of America NA), VRDN (a)(b)	20,500,000	20,500,000
Series 2016 F, 0.57% 12/7/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN(a)(c)	1,500,000	1,500,000
Series D 3, 0.58% 12/7/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(b)	6,935,000	6,935,000
Series E 3, 0.59% 12/7/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	14,000,000	14,000,000
Connecticut Innovations, Inc. Rev. (ISO New England, Inc. Proj.) Series 2012, 0.52% 12/7/16, LOC TD Banknorth, NA, VRDN (a)	28,525,000	28,525,000
Stamford Hsg. Auth. Multi-family Rev. 0.57% 12/7/16, LOC Fannie Mae, VRDN (a)(b)	16,120,000	16,120,000
		428,385,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.78% 12/1/16, VRDN (a)(b)	400,000	400,000
Series 1988, 0.78% 12/1/16, VRDN (a)(b)	600,000	600,000
Series 1993 C, 0.74% 12/7/16, VRDN (a)	300,000	300,000
		1,300,000
Georgia - 0.6%
Bartow County Dev. Auth. Rev. (VMC Specialty Alloys LLC Proj.) Series 2014, 0.68% 12/7/16, LOC Comerica Bank, VRDN (a)(b)	1,430,000	1,430,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2013, 0.62% 12/7/16, VRDN (a)	2,800,000	2,800,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.64% 12/7/16, VRDN (a)	1,700,000	1,700,000
		5,930,000
Indiana - 0.2%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.68% 12/7/16, VRDN (a)(b)	1,700,000	1,700,000
Kentucky - 0.2%
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 0.67% 12/7/16, VRDN (a)(b)	2,500,000	2,500,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.79% 12/7/16, VRDN (a)	700,000	700,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.84% 12/7/16, VRDN (a)(b)	1,100,000	1,100,000
Nevada - 0.1%
Washoe County Gas Facilities Rev.:
Series 2016 C, 0.62% 12/7/16, VRDN (a)(b)	600,000	600,000
Series 2016 E, 0.62% 12/7/16, VRDN (a)(b)	300,000	300,000
		900,000
West Virginia - 0.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.86% 12/7/16, VRDN (a)(b)	1,100,000	1,100,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $453,715,000)		453,715,000

Tender Option Bond - 13.2%
California - 0.2%
California Health Facilities Fing. Auth. Participating VRDN Series 16 XG 00 49, 0.7% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	1,900,000	1,900,000
Connecticut - 12.9%
Connecticut Gen. Oblig. Participating VRDN:
Series 15 XF0222, 0.59% 12/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	2,000,000	2,000,000
Series 15 YX1002, 0.6% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,590,000	1,590,000
Series Putters 3996, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,000,000	10,000,000
Series Putters 5003, 0.58% 12/1/16 (Liquidity Facility J.P. Morgan Securities, LLC) (a)(d)	5,300,000	5,300,000
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds Series MS 06 1884, 0.95%, tender 1/12/17 (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	11,720,000	11,704,073
Participating VRDN:
Series 15 XF0091, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	940,000	940,000
Series 16 ZF0378, 0.59% 12/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	3,750,000	3,750,000
Series BA 15 XF0247, 0.61% 12/7/16 (Liquidity Facility Bank of America NA) (a)(d)	4,500,000	4,500,000
Series Floaters XM 04 49, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,225,000	2,225,000
Series RBC 2016 XM0133, 0.58% 12/7/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	2,225,000	2,225,000
Series RBC 2016 ZM0134, 0.58% 12/7/16 (Liquidity Facility Royal Bank of Canada) (a)(d)	7,910,000	7,910,000
Series ROC II R 11854, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	15,210,000	15,210,000
Connecticut Spl. Tax Oblig. Participating VRDN Series Floaters 16 YX1026, 0.6% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(d)	4,500,000	4,500,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series ROC II R 14073, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(d)	16,000,000	15,999,984
Connecticut St Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series ZF 04 74, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,400,000	6,400,000
Series ZF 04 75, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	15,955,000	15,955,000
Connecticut St Health & Facilities Auth. Rev. Participating VRDN Series ZF 04 76, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	12,000,000	12,000,000
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series XM 03 39, 0.58% 12/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,630,000	6,630,000
		128,839,057
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.73% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	500,000	500,000
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.74% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	400,000	400,000
TOTAL TENDER OPTION BOND
(Cost $131,639,057)		131,639,057

Other Municipal Security - 33.0%
Connecticut - 30.8%
Bethel Gen. Oblig. BAN 2% 2/17/17	11,780,000	11,812,778
Brookfield Gen. Oblig. BAN Series B, 2% 11/16/17	5,000,000	5,053,221
Connecticut Gen. Oblig. Bonds:
Series 2005 B, 5.25% 6/1/17	3,150,000	3,219,846
Series 2009 A, 5% 2/15/17	2,000,000	2,017,918
Series 2011 D, 5% 11/1/17	3,000,000	3,110,638
Series 2013 A:
0.6% 1/1/17 (a)	27,500,000	27,500,000
0.6% 7/1/17 (a)	10,000,000	10,000,000
5% 10/15/17	1,130,000	1,168,240
Series 2014 B, 0.86% 3/1/17 (a)	4,400,000	4,400,369
Series 2014 C:
5% 12/15/16	8,690,000	8,704,208
5% 6/15/17	11,165,000	11,420,642
Series 2015 A, 3% 3/15/17	250,000	251,636
Series 2016 A, 3% 3/15/17	8,000,000	8,054,413
Series 2016 E, 2% 10/15/17	10,700,000	10,797,080
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	945,000	946,121
Series 2007 G, 4.5% 7/1/17 (Pre-Refunded to 7/1/17 @ 100)	2,000,000	2,042,015
Series S1:
0.82% tender 12/12/16, CP mode	11,500,000	11,500,000
0.82% tender 12/13/16, CP mode	11,705,000	11,705,000
0.85% tender 12/7/16, CP mode	9,000,000	9,000,000
0.85% tender 12/8/16, CP mode	8,900,000	8,900,000
Series S2:
0.65% tender 1/3/17, CP mode	2,600,000	2,600,000
0.87% tender 12/1/16, CP mode	8,820,000	8,820,000
0.87% tender 12/2/16, CP mode	8,820,000	8,820,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2009 1:
4.25% 2/1/17	1,100,000	1,106,831
5% 2/1/17	3,210,000	3,233,542
Series 2011 A, 5% 12/1/16	400,000	400,000
Series 2012 A, 3% 1/1/17	3,000,000	3,006,122
Connecticut State Revolving Fund Gen. Rev. Bonds Series 2011 A, 5% 1/1/17	750,000	752,784
Danbury Gen. Oblig. BAN Series 2016, 2% 7/20/17	10,400,000	10,471,974
East Hampton Gen. Oblig. BAN Series 2015, 2% 12/15/16	5,000,000	5,002,623
Easton Gen. Oblig. BAN 2% 12/14/16	1,510,000	1,510,807
Enfield Gen. Oblig. BAN Series 2016, 2% 8/9/17	12,900,000	13,010,480
Milford Gen. Oblig. BAN:
Series 2016 B, 2% 11/6/17	9,050,000	9,149,495
Series 2016, 1.75% 5/5/17	5,110,000	5,132,877
New Hartford Bd Anticipation Nts BAN Series 2016, 2% 11/16/17	4,000,000	4,039,885
New Milford Gen. Oblig. BAN Series 2016, 2% 4/24/17	14,570,000	14,641,319
North Haven Gen. Oblig. BAN Series 2016, 2% 11/9/17	3,545,000	3,577,945
Oxford Gen. Oblig. BAN Series 2016, 2% 7/19/17	5,896,000	5,934,596
Redding Gen. Oblig. BAN 2% 3/15/17	1,644,000	1,650,045
Rocky Hill Gen. Oblig. BAN Series 2016, 1.5% 6/22/17	10,600,000	10,642,441
South Windsor Gen. Oblig. BAN 2% 2/16/17	12,300,000	12,333,902
Southington Gen. Oblig. BAN 2% 1/25/17	6,000,000	6,012,630
Town of Essex Bond BAN Series 2016, 1.75% 5/17/17	4,000,000	4,018,241
Univ. of Connecticut Gen. Oblig. Bonds:
Series 2014, 5% 2/15/17	1,660,000	1,674,865
Series 2016 A, 4% 3/15/17	5,300,000	5,349,642
Windham Gen. Oblig. BAN 2% 12/7/16	9,150,000	9,152,176
Wolcott Gen. Oblig. BAN Series 2016, 2% 10/19/17	4,460,000	4,503,671
		308,153,018
Georgia - 1.1%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.66%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (a)	8,700,000	8,700,000
Series 2010 A2, 0.66%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (a)	2,400,000	2,400,000
		11,100,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 0.77% tender 12/15/16, CP mode	500,000	500,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.85% tender 12/16/16, CP mode	100,000	100,000
0.85% tender 12/19/16, CP mode	600,000	600,000
Series 1993 A, 0.8% tender 12/15/16, CP mode	1,600,000	1,600,000
Series 93B, 0.8% tender 1/4/17, CP mode	900,000	900,000
		3,200,000
New Hampshire - 0.5%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 1990 B, 0.85% tender 12/8/16, CP mode	1,000,000	1,000,000
Series 1990 A:
0.9% tender 12/16/16, CP mode (b)	1,800,000	1,800,000
0.9% tender 12/19/16, CP mode (b)	600,000	600,000
Series A1:
0.88% tender 12/21/16, CP mode (b)	200,000	200,000
1.02% tender 12/1/16, CP mode (b)	1,600,000	1,600,000
		5,200,000
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 0.83% tender 12/16/16, CP mode (b)	1,000,000	1,000,000
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds Series 96, 0.9% tender 12/19/16, CP mode (b)	800,000	800,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $329,953,018)		329,953,018
	Shares	Value

Investment Company - 6.6%
Fidelity Municipal Cash Central Fund, 0.60% (f)(g)
(Cost $66,033,000)	66,033,000	66,033,000
TOTAL INVESTMENT PORTFOLIO - 98.2%
(Cost $981,340,075)		981,340,075
NET OTHER ASSETS (LIABILITIES) - 1.8%		18,299,477
NET ASSETS - 100%		$999,639,552

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) A portion of the security sold on a delayed delivery basis.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,704,073 or 1.2% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Connecticut Health & Edl. Facilities Auth. Rev. Bonds Series MS 06 1884, 0.95%, tender 1/12/17 (Liquidity Facility Wells Fargo & Co.)	2/19/15 - 11/1/16	$11,704,073

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$474,008
Total	$474,008

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity® Connecticut Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		November 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $915,307,075)	$915,307,075
Fidelity Central Funds (cost $66,033,000)	66,033,000
Total Investments (cost $981,340,075)		$981,340,075
Cash		4,032,243
Receivable for investments sold
Regular delivery		16,164,576
Delayed delivery		4,000,000
Receivable for fund shares sold		394,020
Interest receivable		2,623,920
Distributions receivable from Fidelity Central Funds		47,035
Prepaid expenses		2,884
Receivable from investment adviser for expense reductions		5,589
Other receivables		2,155
Total assets		1,008,612,497
Liabilities
Payable for investments purchased	$7,000,903
Payable for fund shares redeemed	1,524,198
Distributions payable	4,066
Accrued management fee	311,809
Other affiliated payables	95,090
Other payables and accrued expenses	36,879
Total liabilities		8,972,945
Net Assets		$999,639,552
Net Assets consist of:
Paid in capital		$999,730,680
Distributions in excess of net investment income		(10,697)
Accumulated undistributed net realized gain (loss) on investments		(80,431)
Net Assets, for 998,840,220 shares outstanding		$999,639,552
Net Asset Value, offering price and redemption price per share ($999,639,552 ÷ 998,840,220 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2016
Investment Income
Interest		$4,781,584
Income from Fidelity Central Funds		474,008
Total income		5,255,592
Expenses
Management fee	$5,108,483
Transfer agent fees	1,450,458
Accounting fees and expenses	149,579
Custodian fees and expenses	9,977
Independent trustees' fees and expenses	6,637
Registration fees	31,593
Audit	41,489
Legal	9,444
Miscellaneous	23,359
Total expenses before reductions	6,831,019
Expense reductions	(2,338,460)	4,492,559
Net investment income (loss)		763,033
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(116,811)
Capital gain distributions from Fidelity Central Funds	36,248
Total net realized gain (loss)		(80,563)
Net increase in net assets resulting from operations		$682,470

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2016	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$763,033	$177,870
Net realized gain (loss)	(80,563)	99,730
Net increase in net assets resulting from operations	682,470	277,600
Distributions to shareholders from net investment income	(761,927)	(177,751)
Distributions to shareholders from net realized gain	(52,199)	(210,992)
Total distributions	(814,126)	(388,743)
Share transactions at net asset value of $1.00 per share
Proceeds from sales of shares	1,508,682,299	3,272,330,333
Reinvestment of distributions	787,434	370,672
Cost of shares redeemed	(2,228,873,451)	(3,305,330,193)
Net increase (decrease) in net assets and shares resulting from share transactions	(719,403,718)	(32,629,188)
Total increase (decrease) in net assets	(719,535,374)	(32,740,331)
Net Assets
Beginning of period	1,719,174,926	1,751,915,257
End of period	$999,639,552	$1,719,174,926
Other Information
Distributions in excess of net investment income end of period	$(10,697)	$(11,803)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Connecticut Municipal Money Market Fund

Years ended November 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.001	–A	–A	–A	–A
Distributions from net investment income	(.001)	–A	–A	–A	–A
Distributions from net realized gain	–A	–A	–	–	–
Total distributions	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.07%	.02%	.01%	.01%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.48%	.49%	.48%	.49%	.49%
Expenses net of fee waivers, if any	.32%	.08%	.08%	.13%	.18%
Expenses net of all reductions	.32%	.08%	.08%	.12%	.18%
Net investment income (loss)	.05%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$999,640	$1,719,175	$1,751,915	$1,883,058	$1,857,806

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2016

1. Organization.

Fidelity Connecticut Municipal Income Fund (the Income Fund) is a fund of Fidelity Court Street Trust. Fidelity Connecticut Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Court Street Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Court Street Trust and Fidelity Court Street Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. Effective January 1, 2016 shares of the Money Market Fund are only available for purchase by retail shareholders. Each Fund may be affected by economic and political developments in the state of Connecticut.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Income Fund's investments to the Fair Value Committee (the Committee) established by the Income Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Income Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net assets value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2016, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and capital loss carryforwards.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Connecticut Municipal Income Fund	$414,446,610	$7,387,346	$(9,469,025)	$(2,081,679)
Fidelity Connecticut Municipal Money Market Fund	981,340,075	–	–	–

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Connecticut Municipal Income Fund	$4,785,208	$-	$(2,081,679)
Fidelity Connecticut Municipal Money Market Fund	–	(80,431)	-–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total no expiration	Total capital loss carryfoward
Fidelity Connecticut Municipal Money Market Fund	$(80,431)	$-–	$(80,431)	$(80,431)

The tax character of distributions paid was as follows:

November 30, 2016
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Connecticut Municipal Income Fund	$11,626,696	$2,918,234	$14,544,930
Fidelity Connecticut Municipal Money Market Fund	761,927	52,199	814,126

November 30,2015
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Connecticut Municipal Income Fund	$12,609,769	$2,281,667	$14,891,436
Fidelity Connecticut Municipal Money Market Fund	177,751	210,992	388,743

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $88,848,871 and $90,539,942, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Connecticut Municipal Income Fund	.25%	.11%	.36%
Fidelity Connecticut Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Connecticut Municipal Income Fund	.08%
Fidelity Connecticut Municipal Money Market Fund	.10%

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. For the Income Fund, interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Connecticut Municipal Income Fund	$1,161

During the period, the Income Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser voluntarily agreed to reimburse Money Market Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The Money Market Fund was in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity Connecticut Municipal Money Market Fund	.48%	$23,885

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $2,296,798.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Fidelity Connecticut Municipal Income Fund	$3,531
Fidelity Connecticut Municipal Money Market Fund	9,977

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Fidelity Connecticut Municipal Income Fund	$1,798
Fidelity Connecticut Municipal Money Market Fund	7,800

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Court Street Trust and Fidelity Court Street Trust II and the Shareholders of Fidelity Connecticut Municipal Income Fund and Fidelity Connecticut Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Connecticut Municipal Income Fund (a fund of Fidelity Court Street Trust) and Fidelity Connecticut Municipal Money Market Fund (a fund of Fidelity Court Street Trust II) (the "Funds") at November 30, 2016, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
January 13, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Each of the Trustees oversees 244 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trusts or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2015 or 2016

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2015 or 2016

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period-B June 1, 2016 to November 30, 2016
Fidelity Connecticut Municipal Income Fund	.48%
Actual		$1,000.00	$959.80	$2.35
Hypothetical-C		$1,000.00	$1,022.60	$2.43
Fidelity Connecticut Municipal Money Market Fund	.47%
Actual		$1,000.00	$1,000.60	$2.35
Hypothetical-C		$1,000.00	$1,022.65	$2.38

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Connecticut Municipal Income Fund	12/28/16	12/27/16	$0.000	$0.135
Fidelity Connecticut Municipal Money Market Fund	12/28/16	12/27/16	$0.000	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended November 30, 2016, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Connecticut Municipal Income Fund	$5,153,925

During fiscal year ended 2016, 100% of each fund's income dividends were free from federal income tax, and 1.41% and 12.09% of Fidelity Connecticut Municipal Income Fund and Fidelity Connecticut Municipal Money Market Fund's income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Connecticut Municipal Income Fund / Fidelity Connecticut Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance (for Fidelity Connecticut Municipal Income Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in May 2016.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Investment Performance (for Fidelity Connecticut Municipal Money Market Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity Connecticut Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

Fidelity Connecticut Municipal Money Market Fund

The Board noted that the fund's management fee rate ranked equal to the median of its Total Mapped Group and above the median of its ASPG for 2015. The Board noted that there is a relatively small number of state-specific funds in the Lipper objective.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that Fidelity Connecticut Municipal Income Fund's total expense ratio ranked below the competitive median for 2015 and Fidelity Connecticut Municipal Money Market Fund's total expense ratio ranked equal to the competitive median for 2015. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield for Fidelity Connecticut Municipal Money Market Fund.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of Fidelity® Connecticut Municipal Money Market Fund's shareholders was held on February 12, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	1,486,522,730.35	95.214
Withheld	74,726,053.46	4.786
TOTAL	1,561,248,783.81	100.000
John Engler
Affirmative	1,482,823,273.95	94.977
Withheld	78,425,509.86	5.023
TOTAL	1,561,248,783.81	100.000
Albert R. Gamper, Jr.
Affirmative	1,481,651,961.13	94.902
Withheld	79,596,822.68	5.098
TOTAL	1,561,248,783.81	100.000
Robert F. Gartland
Affirmative	1,488,722,172.69	95.355
Withheld	72,526,611.12	4.645
TOTAL	1,561,248,783.81	100.000
Abigail P. Johnson
Affirmative	1,483,995,610.86	95.052
Withheld	77,253,172.95	4.948
TOTAL	1,561,248,783.81	100.000
Arthur E. Johnson
Affirmative	1,482,398,567.75	94.950
Withheld	78,850,216.06	5.050
TOTAL	1,561,248,783.81	100.000
Michael E. Kenneally
Affirmative	1,488,531,341.79	95.343
Withheld	72,717,442.02	4.657
TOTAL	1,561,248,783.81	100.000
James H. Keyes
Affirmative	1,486,787,591.37	95.231
Withheld	74,461,192.44	4.769
TOTAL	1,561,248,783.81	100.000
Marie L. Knowles
Affirmative	1,488,402,727.87	95.335
Withheld	72,846,055.94	4.665
TOTAL	1,561,248,783.81	100.000
Geoffrey A. von Kuhn
Affirmative	1,485,917,012.24	95.175
Withheld	75,331,771.57	4.825
TOTAL	1,561,248,783.81	100.000
Proposal 1 reflects trust wide proposal and voting results.

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CTF-ANN-0117
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Fidelity® New Jersey AMT Tax-Free Money Market Fund Fidelity® New Jersey AMT Tax-Free Money Market Fund Institutional Class Service Class Annual Report November 30, 2016

Contents

Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Institutional and Service Class, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 11/30/16	% of fund's investments 5/31/16	% of fund's investments 11/30/15
1 - 7	68.0	73.0	68.0
8 - 30	10.8	6.8	10.4
31 - 60	3.0	3.3	2.3
61 - 90	3.4	2.4	3.6
91 - 180	3.5	6.7	3.7
> 180	11.3	7.8	12.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of November 30, 2016
Variable Rate Demand Notes (VRDNs)	46.4%
Tender Option Bond	11.6%
Other Municipal Security	28.7%
Investment Companies	14.5%
Net Other Assets (Liabilities)*	(1.2)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of May 31, 2016
Variable Rate Demand Notes (VRDNs)	57.8%
Tender Option Bond	8.5%
Other Municipal Security	24.6%
Investment Companies	9.3%
Net Other Assets (Liabilities)*	(0.2)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	11/30/16	8/31/16	5/31/16	2/29/16	11/30/15
Fidelity® New Jersey AMT Tax-Free Money Market	0.31%	0.29%	0.12%	0.01%	0.01%
Institutional Class	0.41%	0.38%	0.22%	0.01%	0.01%
Service Class	0.16%	0.14%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending November 30, 2016, the most recent period shown in the table, would have been 0.36% for Institutional Class and 0.10% for Service Class.

Investments November 30, 2016

Showing Percentage of Net Assets

Variable Rate Demand Note - 46.4%
	Principal Amount	Value
Alaska - 0.2%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.6% 12/7/16, VRDN (a)	$700,000	$700,000
Arizona - 0.5%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.66% 12/7/16, VRDN (a)	1,500,000	1,500,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.74% 12/7/16, VRDN (a)	100,000	100,000
Series 1999 A, 0.6% 12/7/16, VRDN (a)	200,000	200,000
		300,000
Georgia - 0.6%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.62% 12/7/16, VRDN (a)	1,600,000	1,600,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) First Series 2009, 0.64% 12/7/16, VRDN (a)	200,000	200,000
		1,800,000
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.79% 12/7/16, VRDN (a)	1,000,000	1,000,000
Series 2010 B1, 0.79% 12/7/16, VRDN (a)	650,000	650,000
		1,650,000
New Jersey - 29.6%
Hudson County Impt. Auth. Rev. (Essential Purp. Pooled Govt. Ln. Prog.) Series 1986, 0.53% 12/7/16, LOC TD Banknorth, NA, VRDN (a)	4,440,000	4,440,000
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (Stoltaven Perth Amboy, Inc. Proj.) Series 1998 A, 0.5% 12/7/16, LOC Citibank NA, VRDN (a)	14,300,000	14,300,000
New Jersey Econ. Dev. Auth. Rev. (Cooper Health Sys. Proj.) Series 2008 A, 0.52% 12/7/16, LOC TD Banknorth, NA, VRDN (a)	3,800,000	3,800,000
New Jersey Edl. Facilities Auth. Rev. (Seton Hall Univ. Proj.) Series 2008 D, 0.5% 12/7/16, LOC TD Banknorth, NA, VRDN (a)	13,200,000	13,200,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.):
Series 2008 B, 0.57% 12/7/16, LOC Bank of America NA, VRDN (a)	1,525,000	1,525,000
Series 2008 C, 0.57% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)	13,535,000	13,535,000
(Barnabas Health Proj.) Series 2011 B, 0.52% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)	2,200,000	2,200,000
(Meridian Health Sys. Proj.) Series 2003 A, 0.57% 12/7/16, LOC JPMorgan Chase Bank, VRDN (a)	5,135,000	5,135,000
(Virtua Health Proj.):
Series 2004, 0.52% 12/7/16, LOC Wells Fargo Bank NA, VRDN (a)	2,775,000	2,775,000
Series 2009 B, 0.42% 12/1/16, LOC JPMorgan Chase Bank, VRDN (a)	550,000	550,000
Series 2009 D, 0.52% 12/7/16, LOC TD Banknorth, NA, VRDN (a)	5,500,000	5,500,000
Series 2014 B, 0.52% 12/7/16, LOC TD Banknorth, NA, VRDN (a)	8,000,000	8,000,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2008 B, 0.53% 12/7/16, LOC Bank of America NA, VRDN (a)	15,100,000	15,100,000
		90,060,000
Pennsylvania, New Jersey - 9.7%
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
Series 2008 B, 0.52% 12/7/16, LOC TD Banknorth, NA, VRDN (a)	9,840,000	9,840,000
Series 2010 B, 0.56% 12/7/16, LOC Barclays Bank PLC, VRDN (a)	19,685,000	19,685,000
		29,525,000
New York And New Jersey - 4.6%
Port Auth. of New York & New Jersey:
Series 1992 2, 0.6% 12/30/16, VRDN (a)(b)	6,400,000	6,400,000
Series 1997 1, 0.6% 12/30/16, VRDN (a)(b)	4,400,000	4,400,000
Series 1997 2, 0.6% 12/30/16, VRDN (a)(b)	3,100,000	3,100,000
		13,900,000
Texas - 0.6%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.72% 12/1/16, VRDN (a)	100,000	100,000
Series 2010 B, 0.72% 12/1/16, VRDN (a)	100,000	100,000
Series 2010 C, 0.72% 12/1/16, VRDN (a)	1,800,000	1,800,000
		2,000,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $141,435,000)		141,435,000

Tender Option Bond - 11.6%
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.73% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	100,000	100,000
New Jersey - 3.5%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 07 20, 0.59% 12/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	2,400,000	2,400,000
Hudson County Impt. Lease Rev. Participating VRDN Series 16 ZF0450, 0.59% 12/7/16 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	600,000	600,000
New Jersey Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0149, 0.59% 12/7/16 (Liquidity Facility Bank of America NA) (a)(c)	2,000,000	2,000,000
New Jersey Envir. Infrastructure Trust Participating VRDN Series 16 XF0395, 0.59% 12/7/16 (Liquidity Facility Bank of America NA) (a)(c)	1,500,000	1,500,000
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.74% 12/7/16 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,800,000	2,800,000
New Jersey Trans. Trust Fund Auth. Participating VRDN Series Floaters XF 23 70, 0.65% 12/7/16 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,425,000	1,425,000
		10,725,000
New York And New Jersey - 8.1%
Port Auth. of New York & New Jersey Participating VRDN:
Series 15 ZM0092, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,000,000	9,000,000
Series 16 XM0178, 0.58% 12/7/16 (Liquidity Facility Cr. Suisse AG) (a)(c)	6,000,000	6,000,000
Series MS 3249, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	500,000	500,000
Series MS 3264, 0.58% 12/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,650,000	7,650,000
Series ROC II R 14077, 0.59% 12/7/16 (Liquidity Facility Citibank NA) (a)(c)	1,500,000	1,500,000
		24,650,000
TOTAL TENDER OPTION BOND
(Cost $35,475,000)		35,475,000

Other Municipal Security - 28.7%
Georgia - 0.2%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A2, 0.66%, tender 2/1/17 (Liquidity Facility Royal Bank of Canada) (a)	600,000	600,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 0.77% tender 12/15/16, CP mode	100,000	100,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.8% tender 12/15/16, CP mode	400,000	400,000
Series 1993 A, 0.85% tender 12/19/16, CP mode	200,000	200,000
Series 93B, 0.8% tender 1/4/17, CP mode	300,000	300,000
		900,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.85% tender 12/8/16, CP mode	300,000	300,000
New Jersey - 26.2%
Avalon Borough Gen. Oblig. BAN 2% 2/22/17	10,025,000	10,052,711
Chester Township Gen. Oblig. BAN 2% 2/17/17	500,000	501,450
Cranford Township Gen. Oblig. BAN Series 2016, 2% 6/30/17 (d)	925,000	929,893
Edgewater Gen. Oblig. BAN Series 2016, 2% 7/21/17	2,800,000	2,823,510
Englewood Gen. Oblig. BAN 2.25% 4/6/17	2,900,000	2,914,094
Evesham Township BAN Series 2016 A, 2% 5/16/17	1,000,000	1,005,276
Fairfield TWP NJ BD NTS. BAN Series 2016, 2% 6/16/17	700,000	703,967
Haddonfield BAN:
Series 2016, 2.25% 6/23/17	1,700,000	1,713,473
2% 6/23/17	900,000	905,915
Hamilton Township Mercer County BAN Series 2016, 2% 6/8/17	2,900,000	2,915,900
Harrison Township BAN:
Series 2016 A, 2.25% 6/1/17	800,000	805,216
Series B, 1.5% 6/1/17	2,610,203	2,619,564
Hazlet Township NJ BAN Series 2016, 2% 6/16/17	500,000	502,834
Hoboken Gen. Oblig. BAN Series A, 2.25% 3/14/17	1,400,000	1,406,296
Hopatcong Borough Gen. Oblig. BAN Series 2016, 2% 7/27/17	710,080	715,452
Hopewell Township Gen. Oblig. BAN 2.25% 4/7/17	400,000	401,791
Hudson County Gen. Oblig. BAN:
Series 2015, 2% 12/16/16	3,200,000	3,201,797
Series 2016, 2.5% 12/14/17 (d)	3,000,000	3,038,430
Lakewood Township Gen. Oblig. BAN Series 2016 A, 2% 3/17/17	700,000	702,460
Mercer County Gen. Oblig. BAN Series 2016 B, 2% 8/30/17	3,000,000	3,023,710
Morris Plains BAN Series 2016, 2.25% 6/30/17	1,400,000	1,411,152
New Jersey Edl. Facilities Auth. Rev.:
Bonds Series 2008 K, 5% 7/1/17	200,000	204,885
Series 1997 A, 0.88% 1/5/17, CP	1,000,000	1,000,000
North Wildwood Gen. Oblig. BAN:
Series 2016, 2% 8/24/17	1,300,000	1,310,895
2.25% 5/10/17	700,000	703,765
Ocean City Gen. Oblig. BAN Series 2016 A, 1.5% 1/6/17	3,000,000	3,002,398
Old Bridge Township Gen. Oblig. BAN 2.25% 4/13/17	1,800,000	1,809,563
Passaic County Gen. Oblig.:
BAN Series 2015 A, 2% 12/13/16	13,400,000	13,405,351
Bonds Series 2011, 5% 5/1/17	1,400,000	1,424,112
Robbinsville Township Gen. Oblig. BAN Series 2016 A, 2% 7/27/17	2,500,000	2,521,201
Sea Isle City BAN Series 2016, 1.5% 1/10/17	1,200,000	1,201,128
South Brunswick Township BAN 2% 1/27/17	1,900,000	1,903,848
Sparta Township Gen. Oblig. BAN Series 2016 A, 2% 10/27/17	836,450	844,239
Sussex County Gen. Oblig. BAN Series 2016, 2.25% 6/28/17	1,100,000	1,109,568
Tewksbury Township Gen. Oblig. BAN 2% 6/1/17	500,000	502,893
Township of Bridgewater BAN Series 2016, 2% 8/15/17	2,200,000	2,220,302
Township of Lawrence BAN Series 2016, 2% 7/21/17	1,150,000	1,159,210
Union County Gen. Oblig. Bonds:
Series 2016 A, 2% 3/1/17	300,000	300,996
Series 2016, 2% 3/1/17	200,000	200,664
Verona Township Gen. Oblig. BAN Series 2016, 2% 7/21/17	1,300,000	1,310,329
Woodbridge Township Gen. Oblig. BAN Series 2016, 2% 8/18/17	1,400,000	1,413,070
		79,843,308
New York And New Jersey - 1.9%
Port Auth. of New York & New Jersey Series B:
0.62% 1/25/17, CP	1,500,000	1,500,000
0.77% 1/18/17, CP	300,000	300,000
0.84% 12/7/16, CP	2,000,000	2,000,000
0.84% 12/13/16, CP	1,800,002	1,800,002
		5,600,002
TOTAL OTHER MUNICIPAL SECURITY
(Cost $87,343,310)		87,343,310
	Shares	Value

Investment Company - 14.5%
Fidelity Tax-Free Cash Central Fund, 0.58% (e)(f)
(Cost $44,041,000)	44,041,000	44,041,000
TOTAL INVESTMENT PORTFOLIO - 101.2%
(Cost $308,294,310)		308,294,310
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(3,590,159)
NET ASSETS - 100%		$304,704,151

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,900,000 or 4.6% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Port Auth. of New York & New Jersey Series 1992 2, 0.6% 12/30/16, VRDN	2/14/92	$6,400,000
Port Auth. of New York & New Jersey Series 1997 1, 0.6% 12/30/16, VRDN	8/9/02	$4,400,000
Port Auth. of New York & New Jersey Series 1997 2, 0.6% 12/30/16, VRDN	9/15/97	$3,100,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$109,627
Total	$109,627

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		November 30, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $264,253,310)	$264,253,310
Fidelity Central Funds (cost $44,041,000)	44,041,000
Total Investments (cost $308,294,310)		$308,294,310
Cash		61,370
Receivable for fund shares sold		185,454
Interest receivable		1,001,344
Distributions receivable from Fidelity Central Funds		19,509
Receivable from investment adviser for expense reductions		7,279
Other receivables		49
Total assets		309,569,315
Liabilities
Payable for investments purchased
Regular delivery	$800,000
Delayed delivery	3,968,323
Payable for fund shares redeemed	23,452
Distributions payable	5,274
Accrued management fee	49,841
Distribution and service plan fees payable	14
Other affiliated payables	18,260
Total liabilities		4,865,164
Net Assets		$304,704,151
Net Assets consist of:
Paid in capital		$304,780,736
Distributions in excess of net investment income		(2,843)
Accumulated undistributed net realized gain (loss) on investments		(73,742)
Net Assets		$304,704,151
New Jersey AMT Tax-Free Money Market Fund:
Net Asset Value, offering price and redemption price per share ($134,802,099 ÷ 134,588,271 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($169,834,761 ÷ 169,621,371 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($67,291 ÷ 67,207 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended November 30, 2016
Investment Income
Interest		$1,061,619
Income from Fidelity Central Funds		109,627
Total income		1,171,246
Expenses
Management fee	$597,414
Transfer agent fees	217,443
Distribution and service plan fees	168
Independent trustees' fees and expenses	1,375
Total expenses before reductions	816,400
Expense reductions	(223,523)	592,877
Net investment income (loss)		578,369
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,312
Total net realized gain (loss)		5,312
Net increase in net assets resulting from operations		$583,681

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended November 30, 2016	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$578,369	$35,381
Net realized gain (loss)	5,312	3,873
Net increase in net assets resulting from operations	583,681	39,254
Distributions to shareholders from net investment income	(578,401)	(35,437)
Distributions to shareholders from net realized gain	–	(238,108)
Total distributions	(578,401)	(273,545)
Share transactions - net increase (decrease)	(27,922,078)	(44,545,425)
Total increase (decrease) in net assets	(27,916,798)	(44,779,716)
Net Assets
Beginning of period	332,620,949	377,400,665
End of period	$304,704,151	$332,620,949
Other Information
Distributions in excess of net investment income end of period	$(2,843)	$(2,810)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New Jersey AMT Tax-Free Money Market Fund

Years ended November 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	–A	–A	–A	–A
Net realized and unrealized gain (loss)	–A	.001	–A	–A	–A
Total from investment operations	.002	.001	–A	–A	–A
Distributions from net investment income	(.002)	–A	–A	–A	–A
Distributions from net realized gain	–	(.001)	–	–	–A
Total distributions	(.002)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.16%	.07%	.01%	.01%	.03%
Ratios to Average Net AssetsC,D
Expenses before reductions	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.24%	.07%	.09%	.15%	.21%
Expenses net of all reductions	.24%	.07%	.09%	.15%	.21%
Net investment income (loss)	.16%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$134,802	$147,426	$152,998	$176,352	$194,184

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New Jersey AMT Tax-Free Money Market Fund Institutional Class

Years ended November 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	–A	–A	–A	–A
Net realized and unrealized gain (loss)	–A	.001	–A	–A	–A
Total from investment operations	.002	.001	–A	–A	–A
Distributions from net investment income	(.002)	–A	–A	–A	–A
Distributions from net realized gain	–	(.001)	–	–	–A
Total distributions	(.002)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.23%	.07%	.01%	.01%	.03%
Ratios to Average Net AssetsC,D
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.17%	.07%	.09%	.15%	.20%
Expenses net of all reductions	.17%	.07%	.09%	.15%	.20%
Net investment income (loss)	.22%	.01%	.01%	.01%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$169,835	$185,128	$224,335	$253,288	$317,501

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New Jersey AMT Tax-Free Money Market Fund Service Class

Years ended November 30,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)	–A	.001	–A	–A	–A
Total from investment operations	.001	.001	–A	–A	–A
Distributions from net investment income	(.001)	–A	–A	–A	–A
Distributions from net realized gain	–	(.001)	–	–	–A
Total distributions	(.001)	(.001)	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.07%	.07%	.01%	.01%	.03%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.33%	.07%	.08%	.15%	.21%
Expenses net of all reductions	.33%	.07%	.08%	.15%	.21%
Net investment income (loss)	.06%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$67	$67	$67	$67	$67

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended November 30, 2016

1. Organization.

Fidelity New Jersey AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Court Street Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New Jersey AMT Tax-Free Money Market, Institutional Class, and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective January 1, 2016 shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of New Jersey.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of November 30, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforward.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation) on securities	$–
Tax Cost	$308,294,310

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(73,742)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(18,826)
2018	(1,398)
Total with expiration	$(20,224)
No expiration
Short-term	(53,518)
Total capital loss carryforward	$(73,742)

The tax character of distributions paid was as follows:

	November 30, 2016	November 30, 2015
Tax-exempt Income	$578,401	$35,437
Ordinary Income	–	238,108
Total	$578,401	$ 273,545

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for New Jersey AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$168	$86

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of New Jersey AMT Tax-Free Money Market, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. New Jersey AMT Tax-Free Money Market pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount
New Jersey AMT Tax-Free Money Market	$135,488
Institutional Class	81,921
Service Class	34
$217,443

During the period, the investment adviser or its affiliates waived a portion of these fees.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $81,964 and $33, respectively.

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Amount
New Jersey AMT Tax-Free Money Market	$86,049
Institutional Class	53,457
Service Class	82

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $1,938.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended November 30, 2016	Year ended November 30, 2015
From net investment income
New Jersey AMT Tax-Free Money Market	$214,283	$15,578
Institutional Class	364,070	19,852
Service Class	48	7
Total	$578,401	$35,437
From net realized gain
New Jersey AMT Tax-Free Money Market	$–	$100,369
Institutional Class	–	137,697
Service Class	–	42
Total	$–	$238,108

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Year ended November 30, 2016	Year ended November 30, 2015
New Jersey AMT Tax-Free Money Market
Shares sold	39,551,856	42,058,768
Reinvestment of distributions	200,240	107,011
Shares redeemed	(52,375,889)	(47,651,979)
Net increase (decrease)	(12,623,793)	(5,486,200)
Institutional Class
Shares sold	45,485,038	15,727,795
Reinvestment of distributions	346,576	147,482
Shares redeemed	(61,129,947)	(54,934,551)
Net increase (decrease)	(15,298,333)	(39,059,274)
Service Class
Reinvestment of distributions	48	49
Net increase (decrease)	48	49

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Court Street Trust II and Shareholders of Fidelity New Jersey AMT Tax-Free Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity New Jersey AMT Tax-Free Money Market Fund (a fund of Fidelity Court Street Trust II) at November 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity New Jersey AMT Tax-Free Money Market Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
January 12, 2017

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 244 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity® New Jersey AMT Tax-Free Money Market Fund, or 1-877-208-0098 for Institutional Class or Service Class.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2016

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2016

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016), Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2016 to November 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period-B June 1, 2016 to November 30, 2016
New Jersey AMT Tax-Free Money Market	.30%
Actual		$1,000.00	$1,001.40	$1.50
Hypothetical-C		$1,000.00	$1,023.50	$1.52
Institutional Class	.20%
Actual		$1,000.00	$1,001.90	$1.00
Hypothetical-C		$1,000.00	$1,024.00	$1.01
Service Class	.45%
Actual		$1,000.00	$1,000.70	$2.25
Hypothetical-C		$1,000.00	$1,022.75	$2.28

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

During fiscal year ended 2016, 100% of the fund's income dividends was free from federal income tax.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New Jersey AMT Tax-Free Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives ("peer group").

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted that, although FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract, such expenses (excluding 12b-1 fees, if applicable) may be paid by FMR pursuant to expense limitation arrangements in effect for the fund and, as a result, are also subtracted from the management fee for purposes of calculating the hypothetical "net management fee."

Fidelity New Jersey AMT Tax-Free Money Market Fund

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's hypothetical net management fee rate as well as the fund's gross management fee rate. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of each class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, as follows: retail class: 0.35%; Institutional Class: 0.20%; and Service Class: 0.45%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and, with respect to the retail class, by a vote of a majority of the outstanding voting securities of the class.

The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees and/or management fees to maintain a minimum yield.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that due to the fund's current contractual arrangements the expense ratio of each class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Proxy Voting Results

A special meeting of shareholders was held on February 12, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	1,486,522,730.35	95.214
Withheld	74,726,053.46	4.786
TOTAL	1,561,248,783.81	100.000
John Engler
Affirmative	1,482,823,273.95	94.977
Withheld	78,425,509.86	5.023
TOTAL	1,561,248,783.81	100.000
Albert R. Gamper, Jr.
Affirmative	1,481,651,961.13	94.902
Withheld	79,596,822.68	5.098
TOTAL	1,561,248,783.81	100.000
Robert F. Gartland
Affirmative	1,488,722,172.69	95.355
Withheld	72,526,611.12	4.645
TOTAL	1,561,248,783.81	100.000
Abigail P. Johnson
Affirmative	1,483,995,610.86	95.052
Withheld	77,253,172.95	4.948
TOTAL	1,561,248,783.81	100.000
Arthur E. Johnson
Affirmative	1,482,398,567.75	94.950
Withheld	78,850,216.06	5.050
TOTAL	1,561,248,783.81	100.000
Michael E. Kenneally
Affirmative	1,488,531,341.79	95.343
Withheld	72,717,442.02	4.657
TOTAL	1,561,248,783.81	100.000
James H. Keyes
Affirmative	1,486,787,591.37	95.231
Withheld	74,461,192.44	4.769
TOTAL	1,561,248,783.81	100.000
Marie L. Knowles
Affirmative	1,488,402,727.87	95.335
Withheld	72,846,055.94	4.665
TOTAL	1,561,248,783.81	100.000
Geoffrey A. von Kuhn
Affirmative	1,485,917,012.24	95.175
Withheld	75,331,771.57	4.825
TOTAL	1,561,248,783.81	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SNJ-ANN-0117
1.850770.109

Item 2.

Code of Ethics

As of the end of the period, November 30, 2016, Fidelity Court Street Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Connecticut Municipal Money Market Fund, Fidelity New Jersey AMT Tax-Free Money Market Fund, and Fidelity New Jersey Municipal Money Market Fund (the “Funds”):

Services Billed by PwC

November 30, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Connecticut Municipal Money Market Fund	$37,000	$-	$2,200	$1,700
Fidelity New Jersey AMT Tax-Free Money Market Fund	$42,000	$-	$2,200	$1,800
Fidelity New Jersey Municipal Money Market Fund	$36,000	$-	$2,200	$1,700

November 30, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Connecticut Municipal Money Market Fund	$37,000	$-	$2,100	$2,200
Fidelity New Jersey AMT Tax-Free Money Market Fund	$41,000	$-	$2,100	$1,700
Fidelity New Jersey Municipal Money Market Fund	$37,000	$-	$2,100	$2,400

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	November 30, 2016A	November 30, 2015A
Audit-Related Fees	$5,315,000	$5,890,000
Tax Fees	$10,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	November 30, 2016 A	November 30, 2015 A
PwC	$6,610,000	$7,065,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust II

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 25, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 25, 2017